[PERSPECTIVE]
                                   PROSPECTUS

                                   May 1, 2000

                               JNL(R) SERIES TRUST
                 5901 Executive Drive o Lansing, Michigan 48911

This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust (Trust).

The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Trust may also be sold directly to qualified retirement plans. The Trust currently offers shares in the following separate Series, each with its own investment objective.


JNL/Alger Growth Series
JNL/Alliance Growth Series
JNL/Eagle Core Equity Series
JNL/Eagle SmallCap Equity Series
JNL/Janus Aggressive Growth Series
JNL/Janus Balanced Series
JNL/Janus Capital Growth Series
JNL/Janus Global Equities Series*
JNL/Putnam Growth Series
JNL/Putnam International Equity Series
JNL/Putnam Midcap Growth Series
JNL/Putnam Value Equity Series
JNL/S&P Conservative Growth Series I
JNL/S&P Moderate Growth Series I
JNL/S&P Aggressive Growth Series I
JNL/S&P Very Aggressive Growth Series I
JNL/S&P Equity Growth Series I
JNL/S&P Equity Aggressive Growth Series I
PPM America/JNL Balanced Series
PPM America/JNL High Yield Bond Series
PPM America/JNL Money Market Series
Salomon Brothers/JNL Global Bond Series
Salomon Brothers/JNL U.S. Government & Quality Bond Series
T. Rowe Price/JNL Established Growth Series
T. Rowe Price/JNL Mid-Cap Growth Series
T. Rowe Price/JNL Value Series

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "S&P MidCap 400 Index" and "Standard & Poor's 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P's affiliate. This affiliate typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

For more detailed information about the Trust and the Series, see the Trust's Statement of Additional Information (SAI), which is incorporated by reference into this prospectus.
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* The JNL/Janus Global Equities Series (the "Series") is not available as an investment option. However, the Series is offered as an underling series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I, and the JNL/S&P Equity Aggressive Growth Series I.

                                TABLE OF CONTENTS

I.   ABOUT THE SERIES OF THE TRUST .......................................... 1


     INCLUDES A DESCRIPTION OF EACH SERIES, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; HISTORIC PERFORMANCE; HIGHEST AND LOWEST PERFORMING QUARTERS; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; AND MANAGEMENT OF THE SERIES.


II.  MANAGEMENT OF THE TRUST ................................................76


     MANAGEMENT OF THE TRUST;ADMINISTRATIVE FEE; INVESTMENT IN TRUST SHARES; SHARE REDEMPTION; AND TAX STATUS.


III. FINANCIAL HIGHLIGHTS ...................................................82

     THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A SERIES' FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE SERIES.

                          ABOUT THE SERIES OF THE TRUST

JNL/ALGER GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alger Growth Series is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing at least 65% in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large, companies which trade on U.S. exchanges or in the U.S. over-the-counter market. The Series considers a large company to be one that, at the time its securities are acquired by the Series, has a market capitalization of $1 billion or more. These companies typically have broad product lines, markets, financial resources and depth of management.


To provide flexibility to take advantage of investment opportunities, the Series may hold a portion of its assets in money market investments and repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:


o Market risk. Because the Series invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

13.41%            26.20%            45.66%           33.80%
[Insert Chart]
1996              1997              1998             1999

During the period covered, the Series' highest quarterly return was 25.65% (4th quarter of 1998) and its lowest quarterly return was -7.37% (3rd quarter of
1998).


                          Average Annual Total Returns as of December 31, 1999
                                             1 year           Life of Series*


JNL/Alger Growth Series                       33.80%               27.08%
S&P 500 Index                                 21.04%               26.67%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on October 16, 1995.


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Series may take a temporary, defensive position by investing up to all of its assets in debt securities (typically of a high grade), cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio.


The Series may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alger Growth Series is Fred Alger Management, Inc. (Alger Management), which is located at 1 World Trade Center, Suite 9333, New York, New York 10048. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals and has been so engaged since 1964.

David D. Alger, President and Chief Investment Officer of Alger Management, is primarily responsible for the day-to-day management of the Series. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995. He serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Ronald Tartaro also participates in the management of the Series. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger and Mr. Tartaro have had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/ALLIANCE GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Alliance Growth Series is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks or securities with common stock characteristics that the sub-adviser believes have the potential for capital appreciation, which include securities convertible into or exchangeable for common stock. In selecting equity securities, the sub-adviser considers a variety of factors, such as an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. Because the Series holds securities selected for growth potential rather than protection of income, the value of the Series' portfolio may be more volatile in response to market changes than it would be if the Series held income-producing securities.


The Series invests primarily in high-quality U.S. companies, generally those of large market capitalization. The Series may invest a portion of its assets in foreign securities. The potential for appreciation of capital is the basis for investment decisions. Whatever income the Series' investments generate is incidental to the objective of capital growth.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

28.23%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 17.69% (4th quarter of 1999) and its lowest quarterly return was -5.30% (3rd quarter of 1999).


                            Average Annual Total Returns as of December 31, 1999
                                                1 year           Life of Series*

JNL/Alliance Growth Series                       28.23%               33.64%
S&P 500 Index                                    21.04%               26.67%


The S&P 500 Index is a broad-based, unmanaged index. *The Series began operations on March 2, 1998.


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets. The Series may take a temporary, defensive position by investing a substantial portion of its assets in U.S. government securities, cash, cash equivalents and repurchase agreements. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio. The Series may actively trade securities in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Alliance Growth Series is Alliance Capital Management L.P. (Alliance), with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager whose clients primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems.


James G. Reilly, Executive Vice President of Alliance, and Syed Hasnain, Senior Vice President and Large Cap Growth Portfolio Manager of Alliance, share the responsibility for the day-to-day management of the Series. Mr. Reilly joined Alliance in 1984. Mr. Hasnain joined Alliance in 1993. Mr. Reilly has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Hasnain has shared responsibility for the day-to-day management of the Series since January 1999.

JNL/EAGLE CORE EQUITY SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle Core Equity Series is long-term capital appreciation and, secondarily, current income.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing at least 65% of total assets in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

o Under the GROWTH EQUITY STRATEGY, the sub-adviser selects common stocks in part based on its opinions regarding the sustainability of the company's competitive advantage in the marketplace and the company's management team. The sub-adviser looks for securities of companies which have an exceptional management team and which have the potential to increase market share and drive earnings per share growth. If a particular stock appreciates to over 5% of the total assets of the portfolio, the sub-adviser typically will reduce the position to less than 5%. Generally, the sub-adviser will sell a stock if its price appreciates to a level that the sub-adviser views as not sustainable or to purchase stock that the sub-adviser believes presents a better investment opportunity.


              The sub-adviser seeks securities of companies which:

                    -- have projected earnings growth and return on equity greater than 15%,

                    --   are dominant in their industries, and

                    -- have the ability to create and sustain a competitive advantage.


o Under the VALUE EQUITY STRATEGY, the sub-adviser invests in securities which it believes indicate above-average financial soundness and high intrinsic value relative to price. The sub-adviser screens a universe of over 2,500 companies. From this universe, the sub-adviser makes selections based on its projections of the company's growth in earnings and dividends, earnings momentum, and undervaluation based on a dividend discount model. The sub-adviser develops target prices and value ranges from this analysis and makes portfolio selection from among the top-rated securities. The sub-adviser will typically sell a security if the security reaches its target price, negative changes occur with respect to the issuer or its industry, or there is a significant change in one or more of the four characteristics applicable to the security's selection. However, the Series may continue to hold equity securities that no longer meet the selection criteria but that the sub-adviser deems suitable investments in view of the Series' investment objective.


     These securities or their respective issuers have at least one of the following characteristics when acquired for the Series:


                    -- low price-to-earnings price-to-book value, price to cash flow and price-to-sales ratios, as compared to the broad market, industry peers and the company's historical ratios

                    --   above average dividend yield , or

                    --   Beta below that of the broad market


o    Under  the   EQUITY   INCOME   STRATEGY,   the   sub-adviser   invests   in
     income-producing securities.

The sub-adviser divides the Series' assets among each of these three strategies, with about 40% of the assets allocated to each of the growth equity and value equity strategies and about 20% to the equity income strategy.




Under normal market conditions, the Series invests at least 65% of its assets in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. Government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Investing in foreign securities presents additional risks, such as those related to currency fluctuations and adverse political or economic conditions affecting a foreign country. Although the Series emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Series may invest in non-investment-grade securities. A non-investment grade security may fluctuate more in value, and present a greater risk of default, than a higher-rated security.


PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series' sub-advisers must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio. Valueinvesting risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.


In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

32.35%            16.54%            23.55%
[Insert Chart]
1997              1998              1999

In the periods shown in the chart, the Series' highest quarterly return was 18.43% (4th quarter of 1998) and its lowest quarterly return was -10.99% (3rd quarter of 1998).





                             Average Annual Total Returns as of December 31,1999
                                           1 year              Life of Series*


JNL/Eagle Core Equity Series                23.55%                 23.96%
S&P 500 Index                               21.04%                 28.10%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on September 16, 1996.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES.


The Series may also use derivative instruments, such as options, futures contracts and indexed securities, which are subject to transaction costs and certain risks, such as unanticipated changes in securities prices.

For temporary defensive purposes during actual or anticipated periods of general market decline, the Series may invest up to 100% of its assets in high-grade money market instruments, including U.S. Government securities, and repurchase agreements secured by such instruments, as well as other high-quality debt securities. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle Core Equity Series is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.


In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the Series. Mr. Ashi Parikh, Managing Director and Portfolio Manager, is responsible for the day-to-day management of the growth equity strategy. Mr. Parikh joined Eagle in April 1999, after serving as Managing Director at Banc One Investment Advisers in Columbus, Ohio. Mr. Ed Cowart,
Managing Director and Portfolio Manager, is responsible for the day-to-day management of the value equity strategy. Mr. Cowart joined Eagle in August 1999, after serving as Managing Director at Banc One Investment Advisors in Columbus, Ohio. Mr. Lou Kirschbaum, Managing Director and Portfolio Manager and Mr. David Blount, Portfolio Manager, as co-managers, are responsible for the day-to-day management of the equity income strategy. They have been responsible for the equity income strategy since the inception of the Series. Mr. Kirschbaum has been with Eagle since 1986, and Mr. Blount joined Eagle in 1993.

JNL/EAGLE SMALLCAP EQUITY SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Eagle SmallCap Equity Series is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing 65% of its total assets in a diversified portfolio of equity securities of domestic small capitalization companies, i.e., companies which, at the time of purchase, typically have a market capitalization under $1 billion. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Series' equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks and warrants.


PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests primarily in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o Small cap investing. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Series is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

27.64%            1.18%             19.27%
[Insert Chart]
1997              1998              1999

In the periods shown in the chart, the Series' highest quarterly return was 29.40% (2nd quarter of 1999) and its lowest quarterly return was -23.92% (3rd quarter of 1998).


                            Average Annual Total Returns as of December 31, 1999
                                                1 year           Life of Series*


JNL/Eagle SmallCap Equity Series                19.27%                19.09%
Russell 2000 Index                              21.35%                13.64%

The Russell 2000 Index is a broad-based, unmanaged index. * The Series began operations on September 16, 1996.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/Eagle SmallCap Equity Series may also invest in American Depositary Receipts of U.S. traded foreign issuers, U.S. Government securities, repurchase agreements and other short-term money market instruments.


For temporary, defensive purposes during actual or anticipated periods of general market decline, the Series may invest up to 100% of its assets in high-grade money market instruments, including U.S. Government securities, and repurchase agreements secured by such instruments, as well as other high-quality debt securities. Taking a defensive position may reduce the potential for appreciation in the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Eagle SmallCap Equity Series is Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, Florida 33716. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients.


Bert L. Boksen, Managing Director and Portfolio Manager of Eagle, is responsible for the day-to-day management of the Series. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/JANUS AGGRESSIVE GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Janus Aggressive Growth Series is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies selected for their growth potential. The JNL/Janus Aggressive Growth Series invests primarily in common stocks when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The Series may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Series may invest without limit in foreign securities.


PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

          o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

               For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.


          o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date. Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


          o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

          o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


          o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

18.95%            12.67%            57.66%           94.43%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 41.64% (4th quarter of 1999) and its lowest quarterly return was -6.56% (3rd quarter of 1998).


                            Average Annual Total Returns as of December 31, 1999
                                           1 year              Life of Series*


JNL/Janus Aggressive Growth Series          94.43%                42.10%
S&P 500 Index                               21.04%                26.95%

The S&P 500 Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Series. The example also assumes that the Series operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
EXPENSE EXAMPLE
--------------------------------------------------------------------------------
1 Year                                                                      $103
--------------------------------------------------------------------------------
3 Years                                                                     $322
--------------------------------------------------------------------------------
5 Years                                                                     $558
--------------------------------------------------------------------------------
10 Years                                                                  $1,236
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.


The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Janus Aggressive Growth Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.


Warren B. Lammert, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Series. Mr. Lammert joined Janus Capital in 1987. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics. He has earned the right to use the Chartered Financial Analyst designation. Mr. Lammert has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/JANUS BALANCED SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Janus Balanced Series is long-term capital growth, consistent with preservation of capital and balanced by current income.


PRINCIPAL INVESTMENT STRATEGIES. The Series normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The JNL/Janus Balanced Series invests primarily in common stocks when the sub-adviser believes that the relevant market environment favors profitable investing in those securities. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential. The sub-adviser may also consider dividend-paying characteristics when selecting common stock. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio. The Series will normally invest at least 25% of its assets in fixed-income securities. The Series may invest without limit in foreign securities.


PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a stock's price to fall.


     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. This Series will commence investment operations on or about the date of this Prospectus. Therefore, a bar chart and table have not been included for this Series.

COMPARABLE PERFORMANCE.


PUBLIC FUND/PRIVATE ACCOUNT PERFORMANCE COMPOSITE. The JNL/Janus Balanced Series has substantially similar investment objectives, policies and strategies as certain mutual funds and Private Accounts. Each of these public mutual funds and Private Accounts is managed by Janus Capital Corporation, the same Sub-Adviser which manages the JNL/Janus Balanced Series.

The historical performance of a composite of these public mutual funds and Private Accounts is shown below. This is not the performance of the JNL/Janus Balanced Series and the performance of the Series may differ. This performance data should not be considered as an indication of future performance of the Series. The public mutual fund and Private Account performance figures shown below:

     o reflect the deduction of the historical fees and expenses paid by the public mutual funds and not those to be paid by the Series.

     o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and their corresponding public mutual fund series and Private Accounts are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     o    differences  in asset size and cash flow  resulting from purchases and
          redemptions  of  Series  shares  may  result  in  different   security
          selections

     o    differences in the relative weightings of securities

     o    differences in the price paid for particular portfolio holdings

     o    differences relating to certain tax matters


     o differences (with respect to the Private Accounts) in that such Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal tax and securities laws

However, the differences cited do not alter the conclusion that the Funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical composite performance of the public mutual funds and Private Accounts. The inception date for the composite shown is January 1, 1988.

JANUS BALANCED FUNDS COMPOSITE PERFORMANCE (INCLUDING MUTUAL FUNDS) FOR PERIODS ENDED 12/31/99
--------------------------------------------------------------------------------
                               Annualized Returns
--------------------------------------------------------------------------------
                        JANUS BALANCED                          S&P 500 INDEX
------------- ------------------------------------ -----------------------------
1 Year                     24.68%                                 21.14%
------------- ------------------------------------ -----------------------------
3 Years                    26.08%                                 27.66%
------------- ------------------------------------ -----------------------------
5 Years                    23.93%                                 28.66%
------------- ------------------------------------ -----------------------------
10 Years                   18.74%                                 18.25%
------------- ------------------------------------ -----------------------------

*Inception January 1, 1988.

The Balanced Composite includes all fully discretionary separately managed balanced accounts and mutual funds for which Janus Capital Corporation serves as investment advisor. The composite was calculated according to the requirements of the Association for Investment Management and Research. These requirements differ from those required by the Securities and Exchange Commission. Composite performance is presented net of all fees and reflects reinvestment of dividends and capital gains. The fees deducted are less than the fees charged by the Series. If the expenses of the Series had been deducted, the performance results would have been lower. As of December 31, 1999, the Balanced Composite included 12 accounts and assets of $6,419.1 million, which represented 2.57% of total assets under management. The percentage of total assets managed is defined as composite assets as a percentage of the total assets managed including mutual fund company accounts under management. Performance figures are based upon historical information and do not guarantee future results. In addition, the managers responsible for the historical performance record of these accounts (Blaine Rollins and James Craig) assumed new responsibilities at Janus beginning January 1, 2000. Karen Reidy is now the Portfolio Manager for all Balanced Products. No changes will be made with regard to the investment philosophy or process of the Funds or separate accounts. Prospective clients should recognize the limitations inherent in composites, and consider all information presented by Janus regarding its investment management capabilities. The S&P 500 is an unmanaged index of common stock prices and includes reinvestment of dividends and capital gains. They have been taken from published sources and have not been audited. Composition of each separately managed account portfolio may differ significantly from securities in the corresponding benchmark indices. A complete list of Janus composites is available upon request.
Please call 800-525-1068.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.


The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.


The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.


The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Janus Balanced Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.


Karen L. Reidy is the Portfolio Manager of the Series. She is also the portfolio manager and Executive Vice President of Janus Balanced Fund and Janus Equity Income Fund, as well as Janus Aspen Balanced and Janus Aspen Equity Income Portfolios. She is also an Assistant Portfolio Manager of Janus Fund and manages separate accounts and sub-advised portfolios in the Balanced discipline. Prior to joining Janus in 1995, Ms. Reidy worked for Price Waterhouse in the Mergers and Acquisitions area, performing corporate due diligence, and as an audit manager, analyzing financials for corporate clients. Before assuming management responsibilities of Janus Balanced Fund and Janus Equity Income Fund in January 2000, Ms. Reidy was Assistant Portfolio Manager of Janus Fund, focusing her research on large-capitalization companies. Ms. Reidy earned a bachelor's degree in accounting from the University of Colorado. She passed the Certified Public Accountant exam in 1992 and has earned the right to use the Chartered Financial Analyst designation. She has five years of professional investment experience.

JNL/JANUS CAPITAL GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Janus Capital Growth Series is long-term growth of capital in a manner consistent with the preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective through a non-diversified portfolio consisting primarily of common stock of U.S. and foreign companies selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index and are determined at the time their securities are acquired by the Series. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged between approximately $170 million and $37 billion. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio.


The Series normally invests a majority of its equity assets in medium-sized companies. The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. The Fund may invest without limit in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.


     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date. Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of
December 31

16.83%            15.01%    35.16%            124.19%
[Insert Chart]
1996              1997      1998              1999

In the periods shown in the chart, the Series' highest quarterly return was 59.05% (4th quarter of 1999) and its lowest quarterly return was -15.05% (3rd quarter of 1998).


                            Average Annual Total Returns as of December 31, 1999

                                                1 year           Life of Series*

JNL/Janus Capital Growth Series                 124.19%               44.09%
S&P MidCap 400 Index                             14.70%               21.41%

The S&P 400 MidCap Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.


The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk, fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be on comparable quality. Lower-rated securities generally involve a higher risk of default than higher-rated ones.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Janus Capital Growth Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.


James P. Goff, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the JNL/Janus Capital Growth Series. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts in Economics from Yale University and has earned the right to use the Chartered Financial Analyst designation. Mr. Goff has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/JANUS GLOBAL EQUITIES SERIES*

INVESTMENT OBJECTIVE. The investment objective of the JNL/Janus Global Equities Series is long-term growth of capital in a manner consistent with the preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing at least 65% in a diversified portfolio of common stocks of foreign and domestic issuers. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series may hedge its investments to a greater degree and/or increase its position in cash or similar investments. Doing so may reduce the potential for appreciation in the Series' portfolio.

The Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities, and debt securities, such as corporate bonds. The Series can invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Series normally invests in securities of issuers from at least five different countries, including the United States, although it may invest in fewer than five countries. The Series may invest without limit in foreign securities.


PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

----------
* The JNL/Janus Global Equities Series (the "Series") is not available as an investment option. However, the Series is offered as an underling series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I, and the JNL/S&P Equity Aggressive Growth Series I.

     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.



     o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

31.36%            19.12%            26.87%           64.58%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 43.03% (4th quarter of 1999) and its lowest quarterly return was -16.93% (3rd quarter of 1998).


                            Average Annual Total Returns as of December 31, 1999
                                                    1 year       Life of Series*


JNL/Janus Global Equities Series                     64.58%           36.45%
Morgan Stanley Capital International World Index     23.56%           18.01%

The Morgan Stanley Capital International World Index is a broad-based, unmanaged index.
*  The Series began operations on May 15, 1995.


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES The Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on the Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.


The Series may use derivative instruments, such as futures contracts, options, and forward currency contracts, for hedging or as a means of enhancing return. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

The Series may invest in high-yield, high-risk fixed-income securities, commonly known as "junk bonds." These are corporate debt securities rated BBB or lower by S&P or Baa or lower by Moody's, or unrated securities deemed by the sub-adviser to be of comparable quality. Lower-rated securities generally involve a higher risk of default, and may fluctuate more in value than higher-rated securities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Janus Global Equities Series is Janus Capital Corporation (Janus Capital), with principal offices at 100 Fillmore Street, Denver, Colorado 80206. Janus Capital provides investment advisory services to mutual funds and other institutional accounts.


Helen Young Hayes, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the Series. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale University and has earned the right to use the Chartered Financial Analyst designation. Ms. Hayes has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/PUTNAM GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Growth Series is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Series may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation. The Series may invest a portion of its assets in foreign securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a stock's price to fall. Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date. Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.


In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

26.81%            21.88%            34.93%           29.41%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 24.99% (4th quarter of 1998) and its lowest quarterly return was -12.00% (3rd quarter of 1998).


                            Average Annual Total Returns as of December 31, 1999
                                                 1 year        Life of Series*


JNL/Putnam Growth Series                         29.41%           30.51%
S&P 500 Index                                    21.04%           26.95%

The S&P 500 Index is a broad-based, unmanaged index.
* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by Phoenix Investment Counsel, Inc.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Series may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long term.


The Series may use derivative instruments, such as financial futures contracts and options, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets.

For temporary, defensive purposes, when the sub-adviser believes other types of investments are advantageous on the basis both of risk and protection of capital values, the Series may invest in fixed-income securities with or without warrants or conversion features and may retain cash, or invest up to all of its assets in cash equivalents. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Growth Series is Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.

The Series is managed by the Core Growth Equity team at Putnam. The team is headed by C. Beth Cotner, Managing Director and Chief Investment Officer of the Group. Ms. Cotner joined Putnam in 1995 as Senior Portfolio Manager in the Core Growth Equity Group. Prior to that, Ms. Cotner was Executive Vice President of Kemper Financial Services. Ms. Cotner has had responsibility for the day-to-day management of the Series since May 1, 1997.

JNL/PUTNAM   INTERNATIONAL   EQUITY  SERIES  (FORMERLY  THE  T.  ROWE  PRICE/JNL
INTERNATIONAL EQUITY INVESTMENT SERIES)

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam International Equity Series is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing at least 65% in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Series invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Series normally has at least three countries represented in its portfolio, including both developed and emerging markets.

Putnam's Core International Equity team seeks consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. The team's process relies on both top-down macroeconomic and market analysis and bottom-up fundamental company research.

Putnam selects stocks through a bottom up process, using its valuation approach to identify significantly mispriced companies. Its expertise is in identifying stocks selling for less than their real or relative worth regardless of the type of company (i.e., growth, cyclical, or mature) or the current market environment. Putnam begins by screening its international stock database of over 5,500 non-U.S. companies to identify those companies with a positive valuation indicator (price to book relative to return on equity). Stocks passing this initial valuation screen are then subjected to a rigorous process. The decision to purchase a stock is based on the combined judgment of the Core International Equity portfolio managers, and their decision must be unanimous. Putnam typically visits all companies before a purchase decision is finalized.PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:


     o Market risk. Because the Series invests in stocks, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series. PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


As of the effective date of this Prospectus, Putnam Investment Management, Inc. has replaced Rowe-Price Fleming International, Inc. as the sub-adviser for the Series. Therefore, the performance information shown below is not indicative in any manner of how the Series will perform in the future.

Annual Total Returns as of December 31(Results achieved by prior sub-adviser)

13.91%            2.65%             14.43%           32.11%
[Insert Chart]
1996              1997              1998             1999


In the periods shown in the chart, the Series' highest quarterly return was 23.24% (4th quarter of 1999) and its lowest quarterly return was -13.48% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999

                                              1 year             Life of Series*

JNL/Putnam International Equity Series         32.11%                 14.78%
Morgan Stanley Europe and Australasia,
     Far East Equity Index                     25.27%                 11.61%

The Morgan Stanley Europe and Australasia, Far East Equity Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. In addition to common stocks, the Series may also invest in other types of securities, such as preferred stocks, convertible securities, fixed-income securities.


The Series may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency markets.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam International Equity Series is Putnam Investment Management, Inc. (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.


The Series is managed by the Core International Equity team at Putnam. The team is headed by Omid Kamshad, Managing Director and Chief Investment Officer of the group. Mr. Kamshad has been employed by Putnam since 1996. Prior to January 1996, Mr. Kamshad was employed at Lombard Odier International Portfolio
Management Limited and prior to April 1995, he was employed at Baring Asset Management Company.

JNL/PUTNAM MIDCAP GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Midcap Growth Series is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Series invests mainly in common stocks of U.S. companies with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole. Growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.


Growth stocks are issued by companies whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole. Growth in a company's earnings may lead to an increase in the price of its stock. The Series invests mainly in mid-cap companies.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small and mid-size companies generally involves greater risks than investing in larger more established ones.

     o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.There is a risk that the market as a whole may not favor the type of investments which the Series makes.


In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. This Series will commence investment operations on or about the date of this Prospectus. Therefore, a bar chart and table have not been included for this Series.

COMPARABLE PERFORMANCE

PRIVATE ACCOUNT PERFORMANCE COMPOSITE

The Putnam/JNL Midcap Series has substantially similar investment objectives, policies and investment strategies as certain Private Accounts. Each of these Private Accounts is managed by the Putnam Advisory Company Inc. of Putnam Fiduciary Trust Company, affiliates of the Sub-Adviser which manages the corresponding Series.

The historical performance of a composite of these Private Accounts is shown below. This performance data should not be considered as an indication of future performance of the Series. The Private Account performance figures shown below:

o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and their corresponding Private Account are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

o differences in asset size and cash flow resulting from purchases and redemptions of Series shares may result in different security selections

o    differences in the relative weightings of securities

o    differences in the price paid for particular portfolio holdings

o    differences relating to certain tax matters

o differences in that Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal tax and securities laws.

However, the differences cited do not alter the conclusion that the Funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information derived from historical composite performance of Private Accounts. The inception date for the composite shown is April 1, 1992.

PUTNAM MIDCAP EQUITY (S&P MIDCAP 400) COMPOSITE RETURNS AS OF 12/31/1999
-------------------------------- ------------------- ---------------------------
                                 Putnam Composite    S&P Midcap 400 Index
-------------------------------- ------------------- ---------------------------
1 YEAR                           39.76%              14.72%
-------------------------------- ------------------- ---------------------------
3 YEARS (ANNUALIZED)             26.88%              21.82%
-------------------------------- ------------------- ---------------------------
5 YEARS (ANNUALIZED)             28.18%              23.05%
-------------------------------- ------------------- ---------------------------
INCEPTION * (ANNUALIZED)         23.04%              17.48%
-------------------------------- ------------------- ---------------------------
*Inception April 1, 1992.

1.       Composition of Composite

         The inception date for the Putnam Midcap Equity (S&P Midcap 400) Composite was April 1, 1992. The composite is composed of all US institutional tax-exempt accounts managed by Putnam in this investment style. It does not include performance of retail funds, accounts for taxable entities, accounts for non-US investors and accounts whose investment guidelines differ in a material way from the standard guidelines established by Putnam for its Midcap Equity (S&P Midcap 400) accounts. Since tax exempt institutional accounts typically do not need to manage subscriptions and redemptions on a daily basis, performance will vary from that of a mutual fund investing in the same investment style.

         Composite returns reflect the deduction of all expenses. The fees deducted are the same as the highest fees charged by the Series.

         Accounts are included no later than the beginning of the first calendar quarter following three months from the date of funding, and are excluded as of the last full calendar month under management or such prior date Putnam receives notice of termination and begins managing the account in a manner different from other accounts in the composite.

2.       Calculation of Composite; Index Disclosure

         The investment performance of an individual account within a composite is calculated monthly using a time-weighted, rate-of-return calculation method. The investment performance of a composite is calculated monthly by summing the size-weighted return for that month of the individual accounts that make up the composite for the month in question. The investment performance of a composite over periods longer than a month is calculated by linking its monthly rates of return. The composite's benchmark is the S&P Midcap 400 Index. Performance calculations for Putnam accounts and comparative indices reflect changes in value and reinvestment of all distributions. Putnam portfolios are actively managed using specified strategies, while the indices are unmanaged and may contain securities different from those included in Putnam portfolios.

3.       AIMR Verification

         The Putnam Midcap Equity (S&P Midcap 400) Composite has been Level II verified by Arthur Andersen LLP for the calendar years 1993, 1994, 1995, 1996, and 1997. A list of Putnam's composites and auditors' reports is available upon request. The AIMR requirements differ than the requirements of the Securities and Exchange Commission.

4.       Past Performance

         Past performance is not necessarily indicative of future performance. No assurance can be given as to future performance.

A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES.

The Series may also invest in securities of foreign issuers which involve certain special risks. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


The Series may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

In addition to the main investment strategies described above, the Series may make other investments, such as investments in preferred stocks, convertible securities, debt instruments and derivatives, which may be subject to other risks, as described in the SAI.

At times the sub-adviser may judge that market conditions make pursuing the Series' usual investment strategies inconsistent with the best interests of the Series' shareholders. The sub-adviser then may temporarily use alternative strategies that are mainly designed to limit losses. However, the sub-adviser may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the Series to miss out on investment opportunities, and may prevent the Series from achieving its goal.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT The sub-adviser to the JNL/Putnam Midcap Growth Series is Putnam Investment Management, Inc. (Putnam) located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.

The Series is managed by the Midcap Equity Growth team at Putnam. The team is headed by Eric M. Wetlaufer, Managing Director and Chief Investment Officer for the group. Mr. Welaufer has been with Putnam since 1997.

Prior to 1997 Mr. Wetlaufer was with Cadence Capital Management.

JNL/PUTNAM VALUE EQUITY SERIES

INVESTMENT OBJECTIVE. The investment objective of the JNL/Putnam Value Equity Series is capital growth, with income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 65% of its total assets will be invested, under normal market conditions, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Series considers a large-capitalization company to be one that, at the time its securities are acquired by the Series, has a market capitalization of $2 billion or greater.


The JNL/Putnam Value Equity Series invests primarily in equity securities of domestic, large-capitalization companies. The sub-adviser typically selects companies whose stocks have distinctly above-average dividend yields and market prices that it believes are undervalued relative to the normal earning power of the company. Under this approach, the sub-adviser seeks to identify investments where current investor enthusiasm is low, as reflected in their valuations. The sub-adviser typically reduces the Series' exposure to a company when its stock price approaches, in the sub-adviser's judgment, fair valuation.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in the equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.


     o Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.


     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

24.33%            21.82%            12.48%           -1.04%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 16.64% (4th quarter of 1998) and its lowest quarterly return was -11.73% (3rd quarter of 1999).


                            Average Annual Total Returns as of December 31, 1999
                                       1 year              Life of Series*


JNL/Putnam Value Equity Series          -1.04%                 16.96%
S&P 500 Index                           21.04%                 26.95%

The S&P 500 Index is a broad-based, unmanaged index.
* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by PPM America, Inc.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/Putnam Value Equity Series is Putnam Investment Management, Inc. (Putnam), located at One Post Office Square, Boston, Massachusetts 02109. Putnam has been managing mutual funds since 1937.The Series is managed by the Large Cap Value team at Putnam. The team is headed by Deborah F. Kuenstner, CFA, Managing Director and Chief Investment Officer of the group. In this role, she heads the team managing large-cap value equity portfolios for retail and institutional clients. Ms. Kuenstner joined Putnam in 1997 as Senior Vice President and Senior Portfolio Manager in the International Core and Value Equity Group. In 1998, she was promoted to Chief Investment Officer of the International Value Equities team. A Chartered Financial Analyst, Ms. Kuenster has 20 years of investment experience. Before joining Putnam, Ms. Kuenster was a Senior Portfolio Manager of International Equities from 1989 through 1997 at DuPont Pension Fund Investment.

JNL/S&P CONSERVATIVE GROWTH SERIES I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Conservative Growth Series I is capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Conservative Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.


The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 55% to 65% of its assets to Underlying Series that invest primarily in equity securities, 30% to 40% to Underlying Series that invest primarily in fixed-income securities and 0% to 10% to Underlying Series that invest primarily in money market funds. Within these three asset classes, the Series remains flexible with respect to the percentage it will allocate among Underlying Series.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence the performance of the Series, such as:

     o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of an Underlying Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other Series of the Trust, you should look elsewhere in this prospectus for the particular information about those Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

19.52%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 13.55% (4th quarter of 1999) and its lowest quarterly return was -2.99% (3rd quarter of 1999).


                            Average Annual Total Returns as of December 31, 1999
                                             1 year              Life of Series*

JNL/S&P Conservative Growth Series I          19.52%                    13.85%
S&P 500 Index                                 21.05%                    19.06%
S&P 500 Index /Lehman Bond Aggregate
  Total Return Series                         12.30%                    13.16%

The S&P 500 Index and the Lehman Bond Aggregate Total Return Series are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 60% of the equity investments and the Lehman Bond Aggregate Total Return Series represents 40% of the fixed-income investments of the Series.

* The Series began operations on April 9, 1998.



ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/S&P Conservative Growth Series I asset allocation is expected to result in less risk than that incurred by JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I.


When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/S&P Conservative Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.


David M. Blitzer and Joshua M. Harari, CFA, share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Financial Services Group. Mr. Harari has had responsibility for the day-to-day management of the Series since May 1998.

JNL/S&P MODERATE GROWTH SERIES I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Moderate Growth Series I is to seek capital growth. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objectives by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Moderate Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.


The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve current income through its investments in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 70% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 30% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its performance, such as:

     o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.


Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.

PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

26.74%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 17.87% (4th quarter of 1999) and its lowest quarterly return was -3.54% (3rd quarter of 1999).


                            Average Annual Total Returns as of December 31, 1999
                                                  1 year         Life of Series*


JNL/S&P Moderate Growth Series I                  26.74%                 18.75%

S&P 500 Index                                     21.05%                 19.06%
S&P 500 Index/ Lehman Bond Aggregate
  Total Return Series                             15.58%                 15.38%

The S&P 500 Index and the Lehman Bond Aggregate Total Return Series are broad-based, unmanaged indexes. The total returns were calculated according to the following weightings: the S&P 500 Index represents 75% of the equity investments and the Lehman Bond Aggregate Total Return Series represents 25% of the fixed-income investments of the Series.


* The Series began operations on April 8, 1998.

ADDITIONAL INFORMATION ABOUT THEOTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/S&P Moderate Growth Series I asset allocation is expected to result in less risk than that incurred by JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I, but more risk than JNL/S&P Conservative Growth Series I.


When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Doing so may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/S&P Moderate Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.


David M. Blitzer and Joshua M. Harari, CFA, share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Financial Services Group. Mr. Harari has had responsibility for the day-to-day management of the Series since May 1998.

JNL/S&P AGGRESSIVE GROWTH SERIES I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Aggressive Growth Series I is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Aggressive Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.


The Series seeks to achieve capital growth primarily through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Series seeks to achieve capital growth secondarily through its investment in Underlying Series that invest primarily in fixed-income securities. These investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield, high-risk bonds.

Under normal circumstances, the Series allocates approximately 85% to 95% of its assets to Underlying Series that invest primarily in equity securities and 5% to 15% to Underlying Series that invest primarily in fixed-income securities.
Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

     o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.


Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series. PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

35.38%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 22.84% (4th quarter of 1999) and its lowest quarterly return was -3.85% (3rd quarter of 1999).


                            Average Annual Total Returns as of December 31, 1999
                                            1 year            Life of Series*


JNL/S&P Aggressive Growth Series I          35.38%                25.02%

S&P 500 Index                               21.05%                19.06%
S&P 500 Index/ Lehman Bond Aggregate
  Total Return Series                       18.86%                17.59%

The S&P 500 Index and the Lehman Bond Aggregate Total Return Series are broad-based, unmanaged indexes. . The total returns were calculated according to the following weightings: the S&P 500 Index represents 90% of the equity investments and the Lehman Bond Aggregate Total Return Series represents 10% of the fixed-income investments of the Series.


* The Series began operations on April 8, 1998.


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/S&P Aggressive Growth Series I asset allocation is expected to result in less risk than that incurred by JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I, but more risk than JNL/S&P Conservative Growth Series I or JNL/S&P Moderate Growth Series I.


When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/S&P Aggressive Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.


David M. Blitzer and Joshua M. Harari, CFA, share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Financial Services Group. Mr. Harari has had responsibility for the day-to-day management of the Series since May 1998.

JNL/S&P VERY AGGRESSIVE GROWTH SERIES I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Very Aggressive Growth Series I is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which the JNL/S&P Very Aggressive Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.


The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates up to 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.


     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.


     o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.


     o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.


Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series. PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' average annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

48.86%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 29.63% (4th quarter of 1999) and its lowest quarterly return was -2.43% (3rd quarter of 1999).


                            Average Annual Total Returns as of December 31, 1999
                                                  1 year         Life of Series*

JNL/S&P Very Aggressive Growth Series I           48.86%                33.84%

S&P 500 Index                                     21.05%                19.06%

The S&P 500 Index is a broad-based, unmanaged indexes. The S&P 500 Index represents 100% of the equity investments of the Series.


* The Series began operations on April 1, 1998.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/S&P Very Aggressive Growth Series I asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I.


When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/S&P Very Aggressive Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.


David M. Blitzer and Joshua M. Harari, CFA, share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services ) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Financial Services Group. Mr. Harari has had responsibility for the day-to-day management of the Series since May 1998.

JNL/S&P EQUITY GROWTH SERIES I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Equity Growth Series I is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which JNL/S&P Equity Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.


The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.


     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.


     o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.


Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series. PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

43.19%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 27.60% (4th quarter of 1999) and its lowest quarterly return was -3.40% (3rd quarter of 1999).


                            Average Annual Total Returns as of December 31, 1999
                                                   1 year        Life of Series*

JNL/S&P Equity Growth Series I                     43.19%                27.72%

S&P 500 Index                                     21.05%                 19.06%

The S&P 500 Index is a broad-based, unmanaged indexes. The S&P 500 Index represents 100% of the equity investments of the Series.


* The Series began operations on April 13, 1998.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/S&P Equity Growth Series I asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I and JNL/S&P Aggressive Growth Series I, but less risk than JNL/S&P Equity Aggressive Growth Series I or JNL/S&P Very Aggressive Growth Series I. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.


The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/S&P Equity Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.


David M. Blitzer and Joshua M. Harari, CFA, share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Financial Services Group. Mr. Harari has had responsibility for the day-to-day management of the Series since May 1998.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I

INVESTMENT OBJECTIVE. The investment objective of the JNL/S&P Equity Aggressive Growth Series I is capital growth.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing in a diversified group of other Series of the Trust (Underlying Series). The Underlying Series in which JNL/S&P Equity Aggressive Growth Series I may invest are the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Janus Aggressive Growth Series, JNL/Janus Balanced Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Putnam Growth Series, JNL/Putnam International Equity Series, JNL/Putnam Value Equity Series, JNL/Putnam Midcap Growth Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL Mid-Cap Growth Series, and T. Rowe Price/JNL Value Series.


The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. These investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among those particular Underlying Series that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. Since the Series concentrates its investments in shares of the Underlying Series, its performance is directly related to the ability of the Underlying Series to meet their respective investment objectives, as well as the sub-adviser's allocation among the Underlying Series. Accordingly, a variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests indirectly in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.


     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Series' performance to fluctuate more than if it held only U.S. securities. To the extent that an Underlying Series invests in bonds issued by a foreign government, that Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o Emerging markets risk. The Series may invest a portion of its assets in one or more Underlying Series that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging market may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.


     o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.


     o Currency risk. The value of an Underlying Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

     o Non-diversification. The Series is "non-diversified." Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Series may hold a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Series is subject to more risk than another fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Series' total return and share price.

Because the Series invests exclusively in other series of the Trust, you should look elsewhere in this prospectus for the particular information about those series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

45.25%
[Insert Chart]
1999

In the period shown in the chart, the Series' highest quarterly return was 28.62% (4th quarter of 1999) and its lowest quarterly return was -2.88% (3rd quarter of 1999).


                            Average Annual Total Returns as of December 31, 1999
                                                 1 year          Life of Series*

JNL/S&P Equity Aggressive Growth Series I       45.25%                 29.67%
S&P 500 Index                                   21.05%                 19.06%

The S&P 500 Index is a broad-based, unmanaged indexes. The S&P 500 Index represents 100% of the equity investments of the Series.


* The Series began operations on April 15, 1998.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The JNL/S&P Equity Aggressive Growth Series I asset allocation is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I or JNL/S&P Equity Growth Series I, but less risk than JNL/S&P Very Aggressive Growth Series I.


When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash, cash equivalents or Underlying Series that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL/S&P Equity Aggressive Growth Series I is Standard & Poor's Investment Advisory Services, Inc. (SPIAS), located at 25 Broadway, New York, New York 10004. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Ratings Services in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Ratings Services to the general public.


David M. Blitzer and Joshua M. Harari, CFA, share the primary responsibility for the day-to-day management of the Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Financial Services Group (which operates independently of Standard & Poor's Ratings Services) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Financial Services Group. Mr. Harari has had responsibility for the day-to-day management of the Series since May 1998.

PPM AMERICA/JNL BALANCED SERIES

INVESTMENT OBJECTIVE. The investment objective of the PPM America/JNL Balanced Series is reasonable income, long-term capital growth and preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of common stock and fixed-income securities of U.S. companies, but may also invest in securities convertible into common stocks, deferred debt obligations and zero coupon bonds. The Series may invest in any type or class of security. The anticipated mix of the Series' holdings is approximately 45-75% of its assets in equities and 25-55% in fixed-income securities.


The Series emphasizes investment-grade, fixed-income securities. However, the Series may take a modest position in lower- or non-rated fixed-income securities, and if, in the sub-adviser's opinion, market conditions warrant, may increase its position in lower- or non-rated securities from time to time.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in equity securities of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

     o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

10.81%            18.43%            10.06%           -0.11%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 9.77% (2nd quarter of 1997) and its lowest quarterly return was -5.75% (3rd quarter of 1999).


                            Average Annual Total Returns as of December 31, 1999
                                                1 year           Life of Series*


PPM America/JNL Balanced Series                  -0.11%                11.64%
S&P 500 Index                                    21.04%                26.95%
Lehman Brothers Aggregate Bond Index             -0.82%                 5.98%

Each of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index.

* The Series began operations on May 15, 1995. Prior to May 1, 1997, the Series was managed by Phoenix Investment Counsel, Inc.


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The PPM America/JNL Balanced Series invests primarily in common stocks and fixed-income securities The Series may use derivative instruments, such as options and financial futures contracts, for hedging purposes. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates and securities prices.


For temporary, defensive purposes, the Series may invest up to all of its assets in cash equivalents, such as U.S. Government securities and high grade commercial paper. Taking a defensive position may reduce the potential for appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PPM America/JNL Balanced Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the Series since May 1, 1997.

PPM AMERICA/JNL HIGH YIELD BOND SERIES

INVESTMENT OBJECTIVE. The primary investment objective of the PPM America/JNL High Yield Bond Series is to provide a high level of current income; its secondary investment objective is capital appreciation by investing in fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.


PRINCIPAL INVESTMENT STRATEGIES. The Series attempts to achieve its objective by investing substantially in a diversified portfolio of long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities of U.S. and foreign issuers, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. The Series will invest at least 65% in "junk bonds," which are bonds rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by the sub-adviser to be of comparable quality. However, the Series will not invest more than 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered by the sub-adviser to be of comparable quality). Lower-rated securities generally involve a higher risk of default than higher-rated ones.In pursuing its secondary investment objective of capital appreciation, the Series may purchase high-yield bonds that the sub-adviser expects will increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Series may invest for this purpose up to 25% of its assets in equity securities, such as common stocks or securities convertible into or exchangeable for common stock.


PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:


     o Market risk. Because the Series invests in the securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.

          To the extent the Series invests in the equity securities of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


     o High-yield/high-risk bonds. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Treating high current income as its primary investment objective means that the Series may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

12.90%            15.05%            3.84%            1.09%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 5.71% (3rd quarter of 1997) and its lowest quarterly return was -4.56% (3rd quarter of 1998).

                            Average Annual Total Returns as of December 31, 1999
                                             1 year             Life of Series*


PPM America/JNL High Yield Bond Series          1.09%                8.32%
Lehman Brothers High Yield Index                2.39%                9.15%

The Lehman Brothers High Yield Index is a broad-based, unmanaged index.
*  The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The PPM America/JNL High Yield Bond Series invests the majority of its assets under normal market conditions in U.S. corporate bonds of below investment-grade quality and with maturities exceeding three years. In addition to investing in securities of foreign issuers, the Series may also hold a portion of its assets in foreign currencies and enter into forward currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. The Series may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. The Series may invest without limit in zero coupon bonds.


The Series may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. In doing so, the Series may not be pursuing its investment objectives.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PPM America/JNL High Yield Bond Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the Series since inception of the Series.

PPM AMERICA/JNL MONEY MARKET SERIES

INVESTMENT OBJECTIVE. The investment objective of the PPM America/JNL Money Market Series is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.


PRINCIPAL INVESTMENT STRATEGIES. The Series invests in the following types of high quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.

     o Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities;

     o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks;

     o Corporate obligations, including commercial paper, of domestic and foreign issuers;

     o Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

     o Repurchase agreements on obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


The sub-adviser manages the Series to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Series may invest more than 25% of its assets in the U.S. banking industry.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

4.87%             5.01%             4.99%            4.67%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 1.30% (3rd quarter of 1995) and its lowest quarterly return was 1.07% (1st quarter of 1999).

                            Average Annual Total Returns as of December 31, 1999
                                                1 year    Life of Series*

PPM America/JNL Money Market Series               4.67%        4.93%
Merrill Lynch Treasury Bill Index (3 month)       4.85%        5.34%

The 7-day yield of the Series on December 31, 1999, was 5.37%. The Merrill Lynch Treasury Bill Index is a broad-based unmanaged index.
*  The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES.


The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PPM America/JNL Money Market Series is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies.


PPM supervises and manages the investment portfolio of the Series and directs the purchase and sale of the Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the Series since inception of the Series.

SALOMON BROTHERS/JNL GLOBAL BOND SERIES

INVESTMENT   OBJECTIVE.   The  primary  investment   objective  of  the  Salomon
Brothers/JNL Global Bond Series is to seek a high level of current income. As a secondary objective, the Series seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Salomon Brothers/JNL Global Bond Series invests at least 65% in a globally diverse portfolio of fixed-income investments. The sub-adviser has broad discretion to invest the Series' assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. Government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The Series does not currently intend to invest more than 75% of assets in medium or lower rated securities.

In determining the assets to invest in each type of security, the sub-adviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. The sub-adviser continuously reviews the allocation of assets for the Series and makes such adjustments as it deems appropriate. The sub-adviser has discretion to select the range of maturities of the various fixed income securities in which the Series invests. The sub-adviser anticipates that, under current market conditions, the Series' portfolio securities will have a weighted average life of 6 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions.

The sub-adviser may invest in medium or lower-rated securities. Investments of this type involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:


     o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.


          For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by an Underlying Series, will fall. A broad-based market drop may also cause a bond's price to fall.


     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities. To the extent that the Series invests in bonds issued by a foreign government, the Series may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can create special risks.

     o High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.


     o Emerging markets risk. The Series may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.


     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


     o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

14.39%            10.66%       2.46%    1.87%
[Insert Chart]
1996              1997         1998       1999

In the periods shown in the chart, the Series' highest quarterly return was 4.86% (2nd quarter of 1997) and its lowest quarterly return was -2.72% (3rd quarter of 1998).


                            Average Annual Total Returns as of December 31, 1999
                                                    1 year     Life of Series*


Salomon Brothers/JNL Global Bond Series                1.87%         7.79%
Salomon Smith Barney Broad Investment Grade Index     -0.83%         6.46%

The Salomon Smith Barney Broad Investment Grade Index is a broad-based, unmanaged index.
*  The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES.

When the sub-adviser believes that adverse conditions prevail in the market for fixed-income securities, the Series may, for temporary defensive purposes, invest its assets without limit in high-quality, short-term money market instruments. Doing so may reduce the potential for high current income or appreciation of the Series' portfolio.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Salomon Brothers/JNL Global Bond Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individualand institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.


In connection with SBAM's service as sub-adviser to the Series, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. SBAM Limited is compensated by SBAM at no additional expense to the Trust.


Peter J. Wilby is primarily responsible for the day-to-day management of the high-yield and emerging market debt securities portions of the Series. Mr. Wilby has had primary responsibility for the day-to-day management of the high-yield and emerging market debt securities portions of the Series since the inception of the Series. Beth Semmel assists Mr. Wilby in the day-to-day management of the Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director and Chief Investment Officer - Fixed Income of SBAM and is responsible for investment company and institutional portfolios which invest in high-yield non-U.S. and U.S. corporate debt securities and high-yield foreign sovereign debt securities. Ms. Semmel is a Managing Director of SBAM. Ms. Semmel joined SBAM in May of 1993, where she manages high-yield portfolios. Ms. Semmel has assisted in the day-to-day management of the Series since inception of the Series.


David J. Scott, a Managing Director and Senior Portfolio Manager of SBAM, is primarily responsible for currency transactions and investments in non-dollar denominated debt securities for the Series.

Roger Lavan is primarily responsible for the mortgage-backed securities and U.S. Government securities portions of the Series. Mr. Lavan joined SBAM in 1990 and is a Director and Portfolio Manager responsible for investment grade portfolios.

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

INVESTMENT OBJECTIVE. The investment objective of the Salomon Brothers/JNL U.S. Government & Quality Bond Series is to obtain a high level of current income.


PRINCIPAL INVESTMENT STRATEGIES. The Salomon Brothers/JNL U.S. Government & Quality Bond Series invests at least 65% of its assets in:

         (i)  U.S. Treasury obligations;

         (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

         (iii)mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

         (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

         (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. Government; and

         (vi) repurchase agreements collateralized by any of the foregoing.

Any guarantee of the securities in which the Series invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. A security issued or guaranteed by a U.S. Government agency may significantly fluctuate in value, and the Series may not receive the originally anticipated yield on the security. Shares of the Series are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities.

The sub-adviser seeks to add value by actively managing the portfolio's interest rate exposure, yield curve positioning, sector allocation and security selection. In selecting mortgage-backed securities for the Series, the sub-adviser determines a security's average maturity and duration according to mathematical models that reflect certain payment assumptions and estimates of future economic factors. These estimates may vary from actual results, and the average maturity and duration of mortgage-backed derivative securities may not reflect the price volatility of those securities in certain market conditions. PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:


     o Market risk. Because the Series invests in fixed-income securities of U.S. and foreign issuers, it is subject to market risk. For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Series, will fall. A broad-based market drop may also cause a bond's price to fall.

     o Prepayment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

2.58%             9.16%             9.40%            -2.50%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 5.86% (3rd quarter of 1998) and its lowest quarterly return was -2.13% (1st quarter of 1996).


                            Average Annual Total Returns as of December 31, 1999
                                             1 year              Life of Series*

Salomon Brothers/JNL U.S. Government &
  Quality Bond Series                         -2.50%                  5.42%
Salomon Brothers Treasury Index               -2.45%                  6.08%

The Salomon Brothers Treasury Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.


THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the Salomon Brothers/JNL U.S. Government & Quality Bond Series is Salomon Brothers Asset Management Inc (SBAM). SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed-income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-adviser to various investment companies. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

Roger Lavan is primarily responsible for the day-to-day management of the Series. Mr. Lavan joined SBAM in 1990 and is a Director and Portfolio Manager responsible for investment grade portfolios.

T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the T. Rowe Price/JNL Established Growth Series is long-term growth of capital and increasing dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies. A growth company is one which (i) has demonstrated historical growth of earnings faster than the growth of inflation and the economy in general, and (ii) has indications of being able to continue this growth pattern in the future.While the Series will invest principally in U.S. companies, a substantial portion of the Series' assets can be invested in foreign stocks.


PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests primarily in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.


     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

22.59%            29.47%            27.78%           21.77%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 23.36% (4th quarter of 1998) and its lowest quarterly return was -11.63% (3rd quarter of 1998).


                            Average Annual Total Returns as of December 31, 1999
                                              1 year             Life of Series*

T. Rowe Price/JNL Established Growth Series    21.77%                 26.74%
S&P 500 Index                                  21.04%                 26.95%

The  S&P 500  Index  is a  broad-based,  unmanaged  index.
* The Series began operations on May 15, 1995.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The T. Rowe Price/JNL Established Growth Series invests most of its assets in common stocks of U.S. companies. However, the Series may invest in other securities, including convertible securities, warrants, preferred stocks and corporate and government debt obligations.


The  Series  may  use  derivative  instruments,  such  as  options  and  futures
contracts,   for  hedging  purposes  and  to  maintain  market  exposure.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Series uses futures and options, it is exposed to additional volatility and potential losses.

The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the T. Rowe Price/JNL Established Growth Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.

Robert W. Smith is responsible for the day-to-day management of the Series. Mr. Smith is a Managing Director and Equity Portfolio Manager for T. Rowe. Mr. Smith joined T. Rowe in 1992 and has been managing investments since 1987. Mr. Smith has had responsibility for the day-to-day management of the Series since February 21, 1997.

T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

INVESTMENT OBJECTIVE. The investment objective of the T. Rowe Price/JNL Mid-Cap Growth Series is long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES. The Series seeks to achieve its objective by investing at least 65% of its total assets, under normal market conditions in a diversified portfolio of common stocks of medium-sized (mid-cap) U.S. companies which the sub-adviser believes have the potential for above-average earnings growth. The sub-adviser defines mid-cap companies as those whose market capitalization, at the time of acquisition by the Series, falls within the capitalization range of companies in the S&P MidCap 400 Index. The sub-adviser relies on its proprietary research to identify mid-cap companies with attractive growth prospects. The Series seeks to invest primarily in companies that: (i) offer proven products or services; (ii) have a historical record of earnings growth that is above average; (iii) demonstrate the potential to sustain earnings growth; (iv) operate in industries experiencing increasing demand; and/or (v) the sub-adviser believes are undervalued in the marketplace. However, the Series will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range.


PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o Growth investing risk. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharp declines in prices because investors buy growth stocks in anticipation of superior earnings growth.

     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.


Stocks of mid-cap companies entail greater risk and are usually more volatile than shares of larger companies. In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.


PERFORMANCE. The bar chart and table below show the past performance of the Series' shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Series' annual returns and compares them to a broad based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Series' returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Series' performance. As with all mutual funds, the Series' past performance does not necessarily indicate how it will perform in the future.


Annual Total Returns as of December 31

23.47%            18.21%            21.49%           24.01%
[Insert Chart]
1996              1997              1998             1999

In the periods shown in the chart, the Series' highest quarterly return was 27.05% (4th quarter of 1998) and its lowest quarterly return was -18.02% (3rd quarter of 1998).


                            Average Annual Total Returns as of December 31, 1999
                                          1 year             Life of Series*


T. Rowe Price/JNL Mid-Cap Growth Series    24.01%                25.27%
S&P MidCap 400 Index                       14.70%                21.41%

The S&P MidCap 400 Index is a broad-based, unmanaged index. * The Series began operations on May 15, 1995.


ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The T. Rowe Price/JNL Mid-Cap Growth Series seeks to achieve its objective of long-term growth of capital by investing primarily in common stocks of U.S. companies with medium-sized market capitalizations and the potential for above-average growth. The Series may also invest in securities other than U.S. common stocks, including foreign securities, convertible securities, and warrants. The Series may use derivative instruments, such as options and futures contracts, for hedging purposes and to maintain market exposure. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices. If the Series uses futures and options, it is exposed to additional volatility and potential losses.


The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The SAI has more information about the Series' authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE  SUB-ADVISER  AND  PORTFOLIO  MANAGEMENT.  The  sub-adviser  to the T.  Rowe
Price/JNL Mid-Cap Growth Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.

The Series has an Investment Advisory Committee composed of the following members: Brian W. Berghuis, Chairman, James A.C. Kennedy, and John F. Wakeman. The Committee Chairman has day to day responsibility for managing the Series and works with the Committee in developing and executing the Series' investment program. Mr. Berghuis, a Managing Director of T. Rowe, has been managing investments since joining T. Rowe in 1985. The Investment Advisory Committee has had day-to-day responsibility for managing the Series since the inception of the Series.

T. ROWE PRICE/JNL VALUE SERIES

INVESTMENT OBJECTIVE. The investment objective of the T. Rowe Price/JNL Value Series is to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES. In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the portfolio manager regards as undervalued. Stock holdings are expected to consist primarily of large-company issues, but may also include smaller companies. In selecting investments, the sub-adviser generally looks for the following:

     o low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500 Index, the company's peers, or its own historic norm;

     o    low stock price relative to a company's underlying asset values;

     o    a plan to improve the business through restructuring; and

     o    a sound balance sheet and other positive financial characteristics.


PRINCIPAL RISKS OF INVESTING IN THE SERIES. An investment in the Series is not guaranteed. As with any mutual fund, the value of the Series' shares will change and you could lose money by investing in the Series. A variety of factors may influence its investment performance, such as:

     o Market risk. Because the Series invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall. Investing in small- and medium-company stocks generally involves greater risks than investing in larger, more established ones. Valueinvesting risk. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.


     o Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods.
          Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Series' performance to fluctuate more than if it held only U.S. securities.

     o Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Series sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Series depending on the nature and extent of the derivatives in the Series' portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

     o Currency risk. The value of the Series' shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Series' foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


In addition, the performance of the Series depends on the sub-adviser's ability to effectively implement the investment strategies of the Series.

PERFORMANCE. This Series will commence investment operations on or about the date of this Prospectus. Therefore, a bar chart and table have not been included for this Series.

COMPARABLE PERFORMANCE

Public Fund Performance. The T. Rowe Price/JNL Value Series has substantially similar investment objectives, policies and investment strategies as certain mutual funds whose shares are sold to the public. The T. Rowe Price Value Fund is a public mutual fund managed by T. Rowe Price Associates, Inc., the same Sub-Adviser which manages each of the corresponding Series.

The historical performance of the T. Rowe Price Value Fund is shown below. This performance data should not be considered as an indication of future performance of the Series. The public mutual fund performance figures shown below:

     o reflects the historical fees and expenses paid by the T. Rowe Value Fund and not those paid by the Series.

     o do not reflect Contract fees or charges imposed by Jackson National Life. Investors should refer to the separate account prospectus for information describing the Contract fees and charges. These fees and charges will have a detrimental effect on Series performance.

The Series and their corresponding public mutual fund series are expected to hold similar securities. However, their investment results are expected to differ for the following reasons:

     o    differences  in asset size and cash flow  resulting from purchases and
          redemptions  of  Series  shares  may  result  in  different   security
          selections

     o    differences in the relative weightings of securities

     o    differences in the price paid for particular portfolio holdings

     o    differences relating to certain tax matters

However, the differences cited do not alter the conclusion that the Funds have substantially similar investment objectives, policies and strategies.

The chart below shows performance information for the T. Rowe Price Value Fund, a retail mutual fund managed by the Series' sub-advisor with assets of $851.4 million at 12/31/99.

ANNUALIZED RETURNS FOR THE PERIOD ENDED 12/31/99 (1)
------------------- ------------------------------- ---------------------------
                         T. ROWE PRICE VALUE FUND          LIPPER MULTI-CAP
                                                        VALUE FUNDS AVERAGE (2)
------------------- ------------------------------- ---------------------------
1 Year                             9.16%                         6.34%
------------------- ------------------------------- ---------------------------
3 Years                           14.66%                        13.15%
------------------- ------------------------------- ---------------------------
5 Years                           22.06%                        18.12%
------------------- ------------------------------- ---------------------------
Since Inception*                  21.61%                        16.83%
------------------- ------------------------------- ---------------------------
*Inception September 30, 1994.

(1) Source: T. Rowe Price Associates, Inc. Total returns were calculated using the actual fees and expenses of the T. Rowe Value Fund. These fees and expenses are less than the fees charged by the Series. The performance returns would have been lower if the actual expenses of the Series had been used. The returns were calculated using the standardized Securities and Exchange Commission method. Actual account performance will vary depending on the size of a portfolio and applicable fee schedule. Performance figures are based on historical performance and do not guarantee future results. Performance for the T. Rowe Price/JNL Vale Series will vary based on different fees, different implementation of investment policies, different cash flows into and out of the portfolio and different sizes.

(2) The Lipper Multi-Cap Value Funds Average consistS of all the mutual funds in this particular category as tracked by Lipper Inc. The Multi-Cap Value Fund category includes funds that by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. A Series' performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have magnified performance impact on a Series with a small asset base. A Series may not experience similar performance as its assets grow.

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE SERIES. The Series may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The Series may invest up to 25% of its total assets (excluding reserves) in foreign securities. Although the Series will invest primarily in common stocks, the Series may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose investment characteristics are consistent with the Series' investment program. These may include:

     o    preferred stocks

     o    convertible securities and warrants

     o    fixed  income   securities,   including  lower  quality   (high-yield,
          high-risk bonds) commonly referred to as "junk bonds" ohybrid instruments which combine the characteristics of securities, futures and options o private placements


If the Series uses futures and options, it is exposed to additional volatility and potential losses.The SAI has more information about the Series' authorized investments and strategies.

SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the T. Rowe Price/JNL Value Series is T. Rowe Price Associates, Inc. (T. Rowe), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe was founded in 1937. T. Rowe and its affiliates provide investment advisory services to individual and institutional investor accounts.

The Series has an Investment  Advisory  Committee  with the  following  members:
Brian C. Rogers, Chairman, Stephen W. Boesel, Richard P. Howard, Kara Cheseby Landers, Robert W. Sharps, and David J. Wallack. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. Rogers is the lead portfolio manager. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

MORE ABOUT THE INVESTMENT OBJECTIVES AND RISKS OF ALL SERIES

The investment objectives of the respective Series are not fundamental and may be changed by the Trustees without shareholder approval.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.


Jackson National Financial Services, LLC (JNFS), 5901 Executive Drive, Lansing, Michigan 48911, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. JNFS is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a life insurance company in the United Kingdom. JNFS is a successor to Jackson National Financial Services, Inc. which served as investment adviser to the Trust from the inception of the Trust until July 1, 1998, when it transferred its duties as investment adviser and its professional staff for investment advisory services to JNFS.


MANAGEMENT FEE


As compensation for its services, JNFS receives a fee from the Trust computed separately for each Series, accrued daily and payable monthly. The fee which JNFS received from each Series for the fiscal year ended December 31, 1999, is set forth below as an annual percentage of the net assets of the Series' fee. Each JNL/S&P Series will indirectly bear its pro rata share of fees of the Underlying Series in addition to the fees shown for that Series.


---------------------------------------------- ----------------------------------- ---------------------------------
                                                                                   Advisory Fee (Annual Rate Based
                                                                                    on Average Net Assets of each
Series                                         Assets                                          Series)

---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Alger Growth Series                        $0 to $300 million                                             .975%
                                               $300 million to $500 million                                    .95%
                                               Over $500 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Alliance Growth Series                     $0 to $250 million                                             .775%
                                               Over $250 million                                               .70%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Eagle Core Equity Series                   $0 to $50 million                                               .90%
                                               $50 million to $300 million                                     .85%
                                               Over $300 million                                               .75%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Eagle SmallCap Equity Series               $0 to $150 million                                              .95%
                                               $150 million to $500 million                                    .90%
                                               Over $500 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Aggressive Growth Series             $0 to $150 million                                              .95%
                                               $150 million to $300 million                                    .90%
                                               Over $300 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Balanced Series                      $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Capital Growth Series                $0 to $150 million                                              .95%
                                               $150 million to $300 million                                    .90%
                                               Over $300 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Janus Global Equities Series               $0 to $150 million                                             1.00%
                                               $150 million to $300 million                                    .95%
                                               Over $300 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam Growth Series                       $0 to $150 million                                              .90%
                                               $150 million to $300 million                                    .85%
                                               Over $300 million                                               .80%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam International Equity Series         $0 to $50 million                                              1.10%
                                               $50 million to $150 million                                    1.05%
                                               $150 million to $300 million                                   1.00%
                                               $300 million to $500 million                                    .95%
                                               Over $500 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/Putnam Value Equity Series                 $0 to $150 million                                              .90%
                                               $150 million to $300 million                                    .85%
                                               Over $300 million                                               .80%
---------------------------------------------- ----------------------------------- ---------------------------------

JNL/Putnam Midcap Growth Series                $0 to $300 million                                              .95%
                                               Over $300 million                                               .90%

---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Conservative Growth Series I           $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Moderate Growth Series I               $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Aggressive Growth Series I             $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Very Aggressive Growth Series I        $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Growth Series I                 $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
JNL/S&P Equity Aggressive Growth Series I      $0 to $500 million                                              .20%
                                               Over $500 million                                               .15%
---------------------------------------------- ----------------------------------- ---------------------------------
PPM America/JNL Balanced Series                $0 to $50 million                                               .75%
                                               $50 million to $150 million                                     .70%
                                               $150 million to $300 million                                   .675%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                              .625%
---------------------------------------------- ----------------------------------- ---------------------------------
PPM America/JNL High Yield Bond Series         $0 to $50 million                                               .75%
                                               $50 million to $150 million                                     .70%
                                               $150 million to $300 million                                   .675%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                              .625%
---------------------------------------------- ----------------------------------- ---------------------------------
PPM America/JNL Money Market Series            $0 to $150 million                                              .60%
                                               $150 million to $300 million                                   .575%
                                               $300 million to $500 million                                    .55%
                                               Over $500 million                                              .525%
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL Global Bond Series        $0 to $150 million                                              .85%
                                               $150 million to $500 million                                    .80%
                                               Over $500 million                                               .75%
---------------------------------------------- ----------------------------------- ---------------------------------
Salomon Brothers/JNL U.S. Government &         $0 to $150 million                                              .70%
Quality Bond Series                            $150 million to $300 million                                    .65%
                                               $300 million to $500 million                                    .60%
                                               Over $500 million                                               .55%
---------------------------------------------- ----------------------------------- ---------------------------------
T. Rowe Price/JNL Established Growth Series    $0 to $150 million                                              .85%
                                               Over $150 million                                               .80%
---------------------------------------------- ----------------------------------- ---------------------------------
T. Rowe Price/JNL Mid-Cap Growth Series        $0 to $150 million                                              .95%
                                               Over $150 million                                               .90%
---------------------------------------------- ----------------------------------- ---------------------------------
T. Rowe Price/JNL Value Series                 $0 to $300 million                                              .90%
                                               Over $300 million                                               .85%
---------------------------------------------- ----------------------------------- ---------------------------------

SUB-ADVISORY ARRANGEMENTS


JNFS selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNFS monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.


Under the terms of each of the Sub-Advisory Agreements with JNFS, the sub-adviser manages the investment and reinvestment of the assets of the assigned Series, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Series consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser implements such programs by purchases and sales of securities and regularly reports to JNFS and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, each sub-adviser receives a fee from JNFS computed separately for the applicable Series, stated as an annual percentage of the net assets of such Series. The SAI contains a schedule of the management fees JNFS currently is obligated to pay the sub-advisers out of the advisory fee it receives from the Series.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Series, the JNL/S&P Series, pays to JNFS an Administrative Fee of .10% of the average daily net assets of the Series. The JNL/S&P Series do not pay an Administrative Fee. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operation of the Series. In addition, JNFS, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

                           INVESTMENT IN TRUST SHARES


Shares of the Trust are currently sold to separate accounts (Accounts) of Jackson National Life Insurance Company, 5901 Executive Drive, Lansing, Michigan 48911, and Jackson National Life Insurance Company of New York, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts (Contracts) and to qualified retirement plans. An insurance company purchases the shares of the Series at their net asset value using premiums received on Contracts issued by the insurance company. There is no sales charge.


Shares of the Series are not available to the general public directly. Some of the Series are managed by sub-advisers who manage publicly traded mutual funds having similar names and investment objectives. While some of the Series may be similar to, and may in fact be modeled after publicly traded mutual funds, Contract purchasers should understand that the Series are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Series may differ substantially.

The net asset value per share of each Series is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Series, deducting its liabilities, and dividing by the number of shares outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. A Series may invest in securities primarily listed on foreign exchanges and that trade on days when the Series does not price its shares. As a result, a Series' net asset value may change on days when shareholders are not able to purchase or redeem the Series' shares.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                                SHARE REDEMPTION

An Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

     o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

     o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

     o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

Each Series' policy is to meet the requirements of Subchapter M of the Internal Revenue Code (Code) necessary to qualify as a regulated investment company. Each Series intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income taxes.

Each Series is treated as a separate corporation for purposes of the Code. Therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.


Because the shareholders of each Series are Accounts and qualified retirement plans, there are no tax consequences to shareholders of buying, holding, exchanging and selling shares of the Series. Distributions from the Series are not taxable to those shareholders. However, owners of Contracts should consult the applicable Account prospectus for more detailed information on tax issues related to the Contracts.

                              FINANCIAL HIGHLIGHTS


The following table provides selected per share data for one share of each Series. The information does not reflect any charges imposed by an Account investing in shares of the Series. You should refer to the appropriate Account prospectus for additional information regarding such charges.

The information for each of the periods shown below has been audited by PricewaterhouseCoopers LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of PricewaterhouseCoopers LLP thereon, in the Annual Report.

JNL/ALGER GROWTH SERIES

Financial Highlights


                                                                                                       PERIOD FROM     PERIOD FROM
                                                                                                         APRIL 1,      OCTOBER 16,
                                                                                                         1996 TO         1995* TO
                                                                  YEAR ENDED DECEMBER 31,              DECEMBER 31,     MARCH 31,
                                                            1999            1998            1997           1996            1996
                                                       ---------------- -------------- ------------ ----------------- --------------
Selected Per Share Data

Net asset value, beginning of period ...................   $   18.95    $      13.56    $     11.16    $     10.38    $    10.00
                                                           ---------    ------------    -----------    -----------    ----------
Income from operations:
Net investment income (loss) ...........................       (0.03)             --          (0.01)            --            --
Net realized and unrealized gains on investments .......        6.42            6.20           2.93           0.78          0.38
                                                           ---------    ------------    -----------    -----------    ----------
Total income from operations ...........................        6.39            6.20           2.92           0.78          0.38
                                                           ---------    ------------    -----------    -----------    ----------

Less distributions:
From net investment income .............................          --              --             --             --            --
From net realized gains on investment transactions .....       (2.43)          (0.81)         (0.52)            --            --
                                                           ---------    ------------    -----------    -----------    ----------
Total distributions ....................................       (2.43)          (0.81)         (0.52)            --            --
                                                           ---------    ------------    -----------    -----------    ----------
Net increase ...........................................        3.96            5.39           2.40           0.78          0.38
                                                           ---------    ------------    -----------    -----------    ----------

Net asset value, end of period .........................   $   22.91    $      18.95    $     13.56    $     11.16    $    10.38
                                                           =========    ============    ===========    ===========    ==========

Total Return (a) .......................................   $    0.34    $       0.46          26.20%          7.51%         3.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $ 400,639    $    164,948    $    85,877    $    38,252    $    8,649
Ratio of expenses to average net assets (b) ............        1.07 %          1.06 %         1.10 %         1.07 %        1.03 %
Ratio of net investment loss to average net assets (b) .       (0.22)%         (0.02)%        (0.07)%        (0.02)%       (0.17)%
Portfolio turnover .....................................      122.58 %        121.39 %       125.44 %        59.92 %       50.85 %

Ratio information assuming no expense reimbursement
or fees paid indirectly:
Ratio of expenses to average net assets (b) ............         n/a            1.06 %         1.10 %         1.19 %        1.89 %
Ratio of net investment loss to average net assets (b) .         n/a           (0.02)%        (0.07)%        (0.14)%       (1.03)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/ALLIANCE GROWTH SERIES

Financial Highlights

                                                                                                                       PERIOD FROM
                                                                                                                         MARCH 2,
                                                                                                        YEAR ENDED       1998* TO
                                                                                                       DECEMBER 31,    DECEMBER 31,
                                                                                                           1999            1998
                                                                                                      --------------- --------------
      SELECTED PER SHARE DATA

      NET ASSET VALUE, BEGINNING OF PERIOD .....................................                      $   13.28        $  10.00
                                                                                                      --------------- --------------
      INCOME FROM OPERATIONS:
        Net investment income loss .............................................                          (0.01)          (0.01)
        Net realized and unrealized gains on investments .......................                           3.76            3.29
                                                                                                      --------------- --------------
        Total income from operations ...........................................                           3.75            3.28
                                                                                                      --------------- --------------

      LESS DISTRIBUTIONS:
        From net investment income .............................................                             --              --
        From net realized gains on investment transactions .....................                          (0.39)             --
                                                                                                      --------------- --------------
        Total distributions ....................................................                          (0.39)             --
                                                                                                      --------------- --------------
        Net increase ...........................................................                           3.36            3.28
                                                                                                      --------------- --------------
      NET ASSET VALUE, END OF PERIOD ...........................................                      $   16.64        $  13.28
                                                                                                      =============== ==============

      TOTAL RETURN (A) .........................................................                          28.23 %         32.80 %

      RATIOS AND SUPPLEMENTAL DATA:
        Net assets, end of period (in thousands) ...............................                      $  18,256        $  4,573
        Ratio of expenses to average net assets (b) ............................                          0.875 %         0.925 %
        Ratio of net investment loss to average net assets (b) .................                          (0.07)%         (0.08)%
        Portfolio turnover .....................................................                          51.15 %        136.69 %


      RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT:
        Ratio of expenses to average net assets (b) ............................                            n/a            2.13 %
        Ratio of net investment loss to average net assets (b) .................                            n/a           (1.28)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/EAGLE CORE EQUITY SERIES

Financial Highlights


                                                                                                                    PERIOD FROM
                                                                                                                    SEPTEMBER 16,
                                                                                                                      1996* TO
                                                                           YEAR ENDED DECEMBER 31,                   DECEMBER 31,
                                                                   1999              1998             1997              1996
                                                              ----------------- ----------------- ---------------- -----------------
Selected Per Share Data

Net asset value, beginning of period ...........................   $     15.91    $     13.75      $     10.62      $    10.00
                                                                   -----------    -----------      -----------      ----------
Income from operations:
Net investment income ..........................................          0.11           0.10             0.08            0.03
Net realized and unrealized gains on investments and
options written ................................................          3.63           2.17             3.35            0.62
                                                                   -----------    -----------      -----------      ----------
Total income from operations ...................................          3.74           2.27             3.43            0.65
                                                                   -----------    -----------      -----------      ----------

Less distributions:
From net investment income .....................................         (0.11)         (0.09)           (0.08)          (0.03)
From net realized gains on investment transactions .............         (1.07)         (0.02)           (0.22)             --
                                                                   -----------    -----------      -----------      ----------
Total distributions ............................................         (1.18)         (0.11)           (0.30)          (0.03)
                                                                   -----------    -----------      -----------      ----------
Net increase ...................................................          2.56           2.16             3.13            0.62
                                                                   -----------    -----------      -----------      ----------

Net asset value, end of period .................................   $     18.47    $     15.91      $     13.75      $    10.62
                                                                   ===========    ===========      ===========      ==========

Total Return (a) ...............................................         23.55 %        16.54 %          32.35 %          6.47 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .......................   $    95,329    $    37,169      $    11,896      $    1,954
Ratio of expenses to average net assets (b) ....................          0.99 %         1.05 %           1.05 %          1.05 %
Ratio of income to average net assets (b) ......................          0.97 %         1.07 %           1.00 %          1.10 %
Portfolio turnover .............................................        124.71 %        67.04 %          51.48 %          1.36 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) ....................           n/a          1.17 %           1.54 %           4.57 %
Ratio of net investment income (loss) to average net
assets (b) .....................................................           n/a          0.95 %           0.51 %          (2.42)%


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/EAGLE SMALLCAP EQUITY SERIES

Financial Highlights

                                                                                                                      PERIOD FROM
                                                                                                                     SEPTEMBER 16,
                                                                                                                        1996* TO
                                                                              YEAR ENDED DECEMBER 31,                  DECEMBER 31,
                                                                     1999              1998             1997              1996
                                                               ----------------- ----------------- ---------------- ----------------
Selected Per Share Data

Net asset value, beginning of period ............................   $    14.82      $     14.73      $     11.54      $    10.00
                                                                    ----------      -----------      -----------      ----------
Income from operations:
Net investment loss .............................................        (0.04)           (0.06)           (0.07)          (0.01)
Net realized and unrealized gains on investments ................         2.88             0.23             3.26            1.55
                                                                    ----------      -----------      -----------      ----------
Total income from operations ....................................         2.84             0.17             3.19            1.54
                                                                    ----------      -----------      -----------      ----------

Less distributions:
From net investment income ......................................           --               --               --              --
From net realized gains on investment transactions ..............        (0.69)           (0.08)              --              --
                                                                    ----------      -----------      -----------      ----------
Total distributions .............................................        (0.69)           (0.08)              --              --
                                                                    ----------      -----------      -----------      ----------
Net increase ....................................................         2.15             0.09             3.19            1.54
                                                                    ----------      -----------      -----------      ----------

Net asset value, end of period ..................................   $    16.97      $     14.82      $     14.73      $    11.54
                                                                    ==========      ===========      ===========      ==========

Total Return (a) ................................................        19.27 %           1.18 %          27.64 %         15.40 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ........................   $   61,504      $    34,953      $    13,493      $    1,944
Ratio of expenses to average net assets (b) .....................         1.05 %           1.10 %           1.10 %          1.10 %
Ratio of net investment loss to average net assets (b) ..........        (0.35)%          (0.42)%          (0.54)%         (0.26)%
Portfolio turnover ..............................................        61.69 %          51.90 %          60.78 %         28.01 %


Ratio information assuming no expense reimbursement:
Ratio of expenses to average net assets (b) .....................         n/a              1.17 %           1.51 %          4.77 %
Ratio of net investment loss to average net assets (b) ..........         n/a             (0.49)%          (0.95)%         (3.93)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/JANUS AGGRESSIVE GROWTH SERIES

Financial Highlights

                                                                                                       PERIOD FROM     PERIOD FROM
                                                                                                         APRIL 1,        MAY 15,
                                                                                                         1996 TO         1995* TO
                                                                    YEAR ENDED DECEMBER 31,            DECEMBER 31,     MARCH 31,
                                                                1999          1998           1997          1996            1996
                                                             ----------- --------------  ------------- ------------- ---------------
Selected Per Share Data

Net asset value, beginning of period .....................   $    22.09    $      14.53    $     13.38   $     13.13   $     10.00
                                                             ----------    ------------    -----------   -----------   -----------
Income from operations:
Net investment income (loss) .............................        (0.06)          (0.06)          0.04          0.05          0.01
Net realized and unrealized gains on investments and
foreign currency related items ...........................        20.87            8.45           1.65          1.10          3.53
                                                             ----------    ------------    -----------   -----------   -----------
Total income from operations .............................        20.81            8.39           1.69          1.15          3.54
                                                             ----------    ------------    -----------   -----------   -----------

Less distributions:
From net investment income ...............................           --           (0.05)            --         (0.05)           --
From net realized gains on investment transactions .......        (2.93)          (0.78)         (0.54)        (0.71)        (0.41)
Return of capital ........................................           --              --             --         (0.14)           --
                                                             ----------    ------------    -----------   -----------   -----------
Total distributions ......................................        (2.93)          (0.83)         (0.54)        (0.90)        (0.41)
                                                             ----------    ------------    -----------   -----------   -----------
Net increase .............................................        17.88            7.56           1.15          0.25          3.13
                                                             ----------    ------------    -----------   -----------   -----------
Net asset value, end of period ...........................   $    39.97    $      22.09    $     14.53   $     13.38   $     13.13
                                                             ==========    ============    ===========   ===========   ===========

Total Return (a) .........................................        94.43 %         57.66 %         12.67 %       8.72 %       35.78 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .................   $  654,546    $    161,842    $     78,870  $    29,555   $     8,527
Ratio of expenses to average net assets (b) ..............         1.01 %          1.10 %         1.10 %        1.09 %        1.09 %
Ratio of net investment income (loss) to average net
assets (b) ...............................................        (0.40)%         (0.35)%         0.39 %        0.77 %        0.27 %

Portfolio turnover .......................................        95.06 %        114.51 %       137.26 %       85.22 %      163.84 %


Ratio information assuming no expense reimbursement
or fees paid indirectly:
Ratio of expenses to average net assets (b) ..............          n/a            1.10 %         1.17 %        1.40 %        2.77 %
Ratio of net investment income (loss) to average net
assets (b) ...............................................          n/a           (0.35)%         0.32 %        0.46 %       (1.41)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/JANUS CAPITAL GROWTH SERIES

Financial Highlights


                                                                                                       PERIOD FROM     PERIOD FROM
                                                                                                         APRIL 1,        MAY 15,
                                                                                                         1996 TO         1995* TO
                                                                  YEAR ENDED DECEMBER 31,              DECEMBER 31,     MARCH 31,
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- -------------- --------------- --------------

Selected Per Share Data

Net asset value, beginning of period ....................   $   20.73    $      16.50    $     14.46    $     13.86   $    10.00
                                                            ---------    ------------    -----------    -----------   ----------
Income from operations:
Net investment income (loss) ............................       (0.13)          (0.12)         (0.06)          0.06           --
Net realized and unrealized gains on investments and
foreign currency related items ..........................       25.85            5.92           2.23           0.70         4.70
                                                            ---------    ------------    -----------    -----------   ----------
Total income from operations ............................       25.72            5.80           2.17           0.76         4.70
                                                            ---------    ------------    -----------    -----------   ----------

Less distributions:
From net investment income ..............................          --              --          (0.02)            --           --
From net realized gains on investment transactions ......       (2.83)          (1.57)         (0.04)         (0.16)       (0.84)
Return of capital .......................................          --              --          (0.07)            --           --
                                                            ---------    ------------    -----------    -----------   ----------
Total distributions .....................................       (2.83)          (1.57)         (0.13)         (0.16)       (0.84)
                                                            ---------    ------------    -----------    -----------   ----------
Net increase ............................................       22.89            4.23           2.04           0.60         3.86
                                                            ---------    ------------    -----------    -----------   ----------
Net asset value, end of period ..........................   $   43.62    $      20.73    $     16.50  $       14.46 $      13.86
                                                            =========    ============    ===========    ===========   ==========

Total Return (a) ........................................      124.19 %         35.16 %        15.01 %        5.45 %        47.94 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ................   $ 509,086    $    111,037    $    73,749     $   36,946    $   9,578
Ratio of expenses to average net assets (b) .............        1.03 %          1.09 %         1.10 %         1.09 %       1.09 %
Ratio of net investment income (loss) to average net
assets (b) ..............................................       (0.75)%         (0.68)%        (0.30)%         0.91 %      (0.49)%

Portfolio turnover ......................................      102.26 %        128.95 %       131.43 %       115.88 %     128.56 %

Ratio information assuming no expense reimbursement
or fees paid indirectly:
Ratio of expenses to average net assets (b) .............         n/a             1.09 %        1.11 %         1.27 %       2.08 %
Ratio of net investment income (loss) to average net
assets (b) ..............................................         n/a            (0.68)%       (0.31)%         0.73 %      (1.48)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/JANUS GLOBAL EQUITIES SERIES

Financial Highlights

                                                                                                       PERIOD FROM     PERIOD FROM
                                                                                                         APRIL 1,        MAY 15,
                                                                                                         1996 TO         1995* TO
                                                                  YEAR ENDED DECEMBER 31,              DECEMBER 31,     MARCH 31,
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- -------------- --------------- --------------

Selected Per Share Data

Net asset value, beginning of period ...................   $   22.11   $      17.48    $      15.20    $    13.75     $    10.00
                                                           ---------   ------------    ------------    ----------     ----------
Income from operations:
Net investment income ..................................          --           0.04            0.07          0.03           0.10
Net realized and unrealized gains on investments and
foreign currency related items .........................       14.27           4.66            2.84          2.72           4.02
                                                           ---------   ------------    ------------    ----------     ----------
Total income from operations ...........................       14.27           4.70            2.91          2.75           4.12
                                                           ---------   ------------    ------------    ----------     ----------

Less distributions:
From net investment income .............................          --          (0.07)             --         (0.08)            --
From net realized gains on investment transactions .....       (0.69)            --           (0.63)        (0.90)         (0.37)
Return of capital ......................................          --             --              --         (0.32)            --
                                                           ---------   ------------    ------------    ----------     ----------
Total distributions ....................................       (0.69)         (0.07)          (0.63)        (1.30)         (0.37)
                                                           ---------   ------------    ------------    ----------     ----------
Net increase ...........................................       13.58           4.63            2.28          1.45           3.75
                                                           ---------   ------------    ------------    ----------     ----------
Net asset value, end of period .........................   $   35.69 $        22.11    $      17.48 $       15.20  $       13.75
                                                           =========   ============    ============    ==========     ==========

Total Return (a) .......................................       64.58 %        26.87 %         19.12 %       19.99 %        41.51 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $ 597,241   $    240,385    $    151,050    $   48,638     $   16,141
Ratio of expenses to average net assets (b) ............        1.06 %         1.14 %          1.15 %        1.14 %         1.15 %
Ratio of net investment income to average net assets (b)        0.01 %         0.13 %          0.33 %        0.37 %         0.39 %
Portfolio turnover .....................................       61.60 %        81.46 %         97.21 %       52.02 %       142.36 %

Ratio information assuming no expense reimbursement
or fees paid indirectly:
Ratio of expenses to average net assets (b) ............         n/a           1.30 %         1.37 %        1.63 %         2.25 %
Ratio of net investment income (loss) to average net
assets (b) .............................................         n/a          (0.03)%         0.11 %       (0.12)%        (0.71)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/PUTNAM GROWTH SERIES

Financial Highlights

                                                                                                        PERIOD FROM     PERIOD FROM
                                                                                                          APRIL 1,        MAY 15,
                                                                                                          1996 TO         1995* TO
                                                                  YEAR ENDED DECEMBER 31,               DECEMBER 31,     MARCH 31,
                                                            1999            1998            1997            1996            1996
                                                       --------------- --------------- --------------- --------------- -------------
Selected Per Share Data

Net asset value, beginning of period .....................   $   22.88    $     16.99    $     14.21      $  12.50     $  10.00
                                                             ---------    -----------    -----------      --------     --------
Income from operations:
Net investment income (loss) .............................       (0.04)         (0.01)          0.04          0.04         0.01
Net realized and unrealized gains on investments .........        6.76           5.94           3.07          2.12         3.66
                                                             ---------    -----------    -----------      --------     --------
Total income from operations .............................        6.72           5.93           3.11          2.16         3.67
                                                             ---------    -----------    -----------      --------     --------

Less distributions:
From net investment income ...............................          --          (0.01)         (0.02)        (0.05)          --
From net realized gains on investment transactions .......       (1.15)         (0.03)         (0.31)        (0.40)       (1.17)
                                                             ---------    -----------    -----------      --------     --------
Total distributions ......................................       (1.15)         (0.04)         (0.33)        (0.45)       (1.17)
                                                             ---------    -----------    -----------      --------     --------
Net increase .............................................        5.57           5.89           2.78          1.71         2.50
                                                             ---------    -----------    -----------      --------     --------

Net asset value, end of period ...........................   $   28.45    $     22.88    $     16.99 $       14.21 $      12.50
                                                             =========    ===========    ===========      ========     ========

Total Return (a) .........................................       29.41 %        34.93 %         21.88 %      17.28 %      37.69 %

Ratios and Supplemental Data:
Net assets, end of period (in thousands) .................   $ 454,393    $   182,097    $     83,612     $ 22,804      $ 2,518
Ratio of expenses to average net assets (b) (c) ..........        0.97 %         1.01 %          1.13 %       1.04 %       0.95 %
Ratio of net investment income (loss) to average net
assets (b)                                                       (0.21)%        (0.07)%          0.31 %       0.94 %       0.28 %

Portfolio turnover .......................................       74.67 %        70.55 %        194.81 %     184.33 %     255.03 %

Ratio information assuming no expense reimbursement
or fees paid indirectly:
Ratio of expenses to average net assets (b) ..............         n/a           1.01 %         1.13 %        1.27 %       5.38 %
Ratio of net investment income (loss) to average net
assets (b) ...............................................         n/a          (0.07)%         0.31 %        0.71 %      (4.15)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.05%.

JNL/PUTNAM VALUE EQUITY SERIES

Financial Highlights


                                                                                                        PERIOD FROM     PERIOD FROM
                                                                                                          APRIL 1,        MAY 15,
                                                                                                          1996 TO         1995* TO
                                                                  YEAR ENDED DECEMBER 31,               DECEMBER 31,     MARCH 31,
                                                            1999            1998            1997            1996            1996
                                                       --------------- --------------- --------------- --------------- -------------
Selected Per Share Data

Net asset value, beginning of period ...................   $    18.24    $     16.82    $     14.50     $    12.77     $   10.00
Income from operations:
Net investment income ..................................         0.19           0.16           0.13           0.10          0.23
Net realized and unrealized gains (losses)
  on investments .......................................        (0.38)          1.94           3.03           1.97          2.86
Total income (loss) from operations ....................        (0.19)          2.10           3.16           2.07          3.09

Less distributions:
From net investment income .............................        (0.20)         (0.16)         (0.13)         (0.15)        (0.17)
From net realized gains on investment transactions .....        (1.07)         (0.52)         (0.71)         (0.19)        (0.15)
Total distributions ....................................        (1.27)         (0.68)         (0.84)         (0.34)        (0.32)
Net increase (decrease) ................................        (1.46)          1.42           2.32           1.73          2.77

Net asset value, end of period .........................   $    16.78    $     18.24 $        16.82     $    14.50     $   12.77

Total Return (a) .......................................        (1.04)%        12.48 %        21.82%         16.25%        31.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands) ...............   $  319,454    $   195,936    $   108,565     $   17,761     $   3,365
Ratio of expenses to average net assets (b) ............         0.98 %         1.01 %         1.03 %         0.85 %        0.87 %
Ratio of net investment income to average
  net assets (b) .......................................         1.19 %         1.06 %         1.43 %         2.29 %        2.33 %
Portfolio turnover .....................................        72.23 %        77.80 %       112.54 %        13.71 %       30.12 %


Ratio information assuming no expense reimbursement
or fees paid indirectly:
Ratio of expenses to average net assets (b) ............          n/a           1.01 %         1.09 %         1.53 %        2.28 %
Ratio of net investment income to average
  net assets (b) .......................................          n/a           1.06 %         1.37 %         1.61 %        0.91 %

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P CONSERVATIVE GROWTH SERIES I

  Financial Highlights

                                                                                                                     PERIOD FROM
                                                                                                                      APRIL 9,
                                                                                                    YEAR ENDED        1998* TO
                                                                                                   DECEMBER 31,     DECEMBER 31,
                                                                                                       1999             1998
                                                                                                 ----------------- -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................                 $     10.47       $     10.00
                                                                                                 ----------------- -----------------
INCOME FROM OPERATIONS:
  Net investment income ........................................................                        0.37              0.38
  Net realized and unrealized gains on investments .............................                        1.67              0.09
                                                                                                 ----------------- -----------------
  Total income from operations .................................................                        2.04              0.47
                                                                                                 ----------------- -----------------

LESS DISTRIBUTIONS:
  From net investment income ...................................................                       (0.06)               --
  From net realized gains on investment transactions ...........................                          --                --
                                                                                                 ----------------- -----------------
  Total distributions ..........................................................                       (0.06)               --
                                                                                                 ----------------- -----------------
  Net increase .................................................................                        1.98              0.47
                                                                                                 ----------------- -----------------

NET ASSET VALUE, END OF PERIOD .................................................                 $     12.45       $     10.47
                                                                                                 ================= =================

TOTAL RETURN (A) ...............................................................                       19.52%             4.70%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................                 $    72,998      $     10,026
  Ratio of expenses to average net assets (b) ..................................                        0.20%             0.20%
  Ratio of net investment income to average net assets (b) .....................                       10.35%            14.15%
  Portfolio turnover ...........................................................                       12.96%            36.08%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P MODERATE GROWTH SERIES I

Financial Highlights


                                                                                                                  PERIOD FROM
                                                                                                                   APRIL 9,
                                                                                                   YEAR ENDED      1998* TO
                                                                                                  DECEMBER 31,   DECEMBER 31,
                                                                                                      1999           1998
                                                                                                 --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................                 $       10.63   $       10.00
                                                                                                 --------------- ---------------
INCOME FROM OPERATIONS:
  Net investment income ........................................................                          0.46            0.36
  Net realized and unrealized gains on investments .............................                          2.38            0.27
                                                                                                 --------------- ---------------
  Total income from operations .................................................                          2.84            0.63
                                                                                                 --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income ...................................................                         (0.05)             --
  From net realized gains on investment transactions ...........................                            --              --
                                                                                                 --------------- ---------------
  Total distributions ..........................................................                         (0.05)             --
                                                                                                 --------------- ---------------
  Net increase .................................................................                          2.79            0.63
                                                                                                 --------------- ---------------

NET ASSET VALUE, END OF PERIOD .................................................                 $       13.42   $       10.63
                                                                                                 =============== ===============

TOTAL RETURN (A) ...............................................................                         26.74%           6.30%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................                 $     110,608   $      12,612
  Ratio of expenses to average net assets (b) ..................................                          0.20%           0.20%
  Ratio of net investment income to average net assets (b) .....................                         11.55%          13.74%
  Portfolio turnover ...........................................................                         17.15%          57.96%

--------------------------------------------------------------------------------

*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P AGGRESSIVE GROWTH SERIES I

Financial Highlights

                                                                                                                     PERIOD FROM
                                                                                                                      APRIL 8,
                                                                                                    YEAR ENDED        1998* TO
                                                                                                   DECEMBER 31,     DECEMBER 31,
                                                                                                       1999             1998
                                                                                                 ----------------- -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................                 $       10.88     $      10.00
                                                                                                 ----------------- -----------------
INCOME FROM OPERATIONS:
  Net investment income ........................................................                          0.64              0.27
  Net realized and unrealized gains on investments .............................                          3.21              0.61
                                                                                                 ----------------- -----------------
  Total income from operations .................................................                          3.85              0.88
                                                                                                 ----------------- -----------------

LESS DISTRIBUTIONS:
  From net investment income ...................................................                         (0.04)               --
  From net realized gains on investment transactions ...........................                            --                --
                                                                                                 ----------------- -----------------
  Total distributions ..........................................................                         (0.04)               --
                                                                                                 ----------------- -----------------
  Net increase .................................................................                          3.81              0.88
                                                                                                 ----------------- -----------------

NET ASSET VALUE, END OF PERIOD .................................................                 $       14.69     $       10.88
                                                                                                 ================= =================

TOTAL RETURN (A) ...............................................................                         35.38%             8.80%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................                 $      41,329     $       4,425
  Ratio of expenses to average net assets (b) ..................................                          0.20%             0.20%
  Ratio of net investment income to average net assets (b) .....................                         13.46%             7.34%
  Portfolio turnover ...........................................................                         26.50%           126.18%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P VERY AGGRESSIVE GROWTH SERIES I

Financial Highlights


                                                                                                                   PERIOD FROM
                                                                                                                    APRIL 1,
                                                                                                   YEAR ENDED       1998* TO
                                                                                                  DECEMBER 31,    DECEMBER 31,
                                                                                                      1999            1998
                                                                                                  --------------- ---------------
  SELECTED PER SHARE DATA

  NET ASSET VALUE, BEGINNING OF PERIOD .........................................                  $      11.19    $      10.00
                                                                                                  --------------- ---------------
  INCOME FROM OPERATIONS:
    Net investment income ......................................................                          0.88            0.24
    Net realized and unrealized gains on investments ...........................                          4.59            0.95
                                                                                                  --------------- ---------------
    Total income from operations ...............................................                          5.47            1.19
                                                                                                  --------------- ---------------

  LESS DISTRIBUTIONS:
    From net investment income .................................................                         (0.04)             --
    From net realized gains on investment transactions .........................                         (0.01)             --
                                                                                                  --------------- ---------------
    Total distributions ........................................................                         (0.05)             --
                                                                                                  ---------------  ---------------
    Net increase ...............................................................                          5.42            1.19
                                                                                                  --------------- ---------------

  NET ASSET VALUE, END OF PERIOD ...............................................                  $      16.61    $      11.19
                                                                                                  =============== ===============

  TOTAL RETURN (A) .............................................................                         48.86%          11.90%

  RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands) ...................................                  $     23,588    $      2,441
    Ratio of expenses to average net assets (b) ................................                          0.20%           0.20%
    Ratio of net investment income to average net assets (b) ...................                         16.71%           5.73%
    Portfolio turnover .........................................................                        141.89%         121.03%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P EQUITY GROWTH SERIES I

Financial Highlights

                                                                                                                  PERIOD FROM
                                                                                                                   APRIL 13,
                                                                                                  YEAR ENDED       1998* TO
                                                                                                 DECEMBER 31,    DECEMBER 31,
                                                                                                     1999            1998
                                                                                                 --------------- ---------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................                 $       10.64   $       10.00
                                                                                                 --------------- ---------------
INCOME FROM OPERATIONS:
  Net investment income ........................................................                          0.70            0.21
  Net realized and unrealized gains on investments .............................                          3.89            0.43
                                                                                                 --------------- ---------------
  Total income from operations .................................................                          4.59            0.64
                                                                                                 --------------- ---------------

LESS DISTRIBUTIONS:
  From net investment income ...................................................                         (0.02)             --
  From net realized gains on investment transactions ...........................                            --              --
                                                                                                 --------------- ---------------
  Total distributions ..........................................................                         (0.02)             --
                                                                                                 --------------- ---------------
  Net increase .................................................................                          4.57            0.64
                                                                                                 --------------- ---------------

NET ASSET VALUE, END OF PERIOD .................................................                 $       15.21   $       10.64
                                                                                                 =============== ===============

TOTAL RETURN (A) ...............................................................                         43.19%           6.40%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................                 $       60,879  $       5,035
  Ratio of expenses to average net assets (b) ..................................                          0.20%           0.20%
  Ratio of net investment income to average net assets (b) .....................                         14.02%           6.93%
  Portfolio turnover ...........................................................                         34.62%          72.69%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I

Financial Highlights


                                                                                                                     PERIOD FROM
                                                                                                                      APRIL 15,
                                                                                                   YEAR ENDED         1998* TO
                                                                                                  DECEMBER 31,      DECEMBER 31,
                                                                                                      1999              1998
                                                                                                 ----------------- -----------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...........................................                 $       10.75     $       10.00
                                                                                                 ----------------- -----------------
INCOME FROM OPERATIONS:
  Net investment income ........................................................                          0.79              0.21
  Net realized and unrealized gains on investments .............................                          4.07              0.54
                                                                                                 ----------------- -----------------
  Total income from operations .................................................                          4.86              0.75
                                                                                                 ----------------- -----------------

LESS DISTRIBUTIONS:
  From net investment income ...................................................                         (0.05)               --
  From net realized gains on investment transactions ...........................                            --                --
                                                                                                 ----------------- -----------------
  Total distributions ..........................................................                         (0.05)               --
                                                                                                 ----------------- -----------------
  Net increase .................................................................                          4.81              0.75
                                                                                                 ----------------- -----------------

NET ASSET VALUE, END OF PERIOD .................................................                 $       15.56     $       10.75
                                                                                                 ================= =================

TOTAL RETURN (A) ...............................................................                         45.25%             7.50%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .....................................                 $      18,680     $      3,238
  Ratio of expenses to average net assets (b) ..................................                          0.20%             0.20%
  Ratio of net investment income to average net assets (b) .....................                         13.54%             7.01%
  Portfolio turnover ...........................................................                         41.60%            67.88%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM AMERICA/JNL BALANCED SERIES

Financial Highlights

                                                                                                        PERIOD FROM     PERIOD FROM
                                                                                                          APRIL 1,        MAY 15,
                                                                                                          1996 TO        1995* TO
                                                                  YEAR ENDED DECEMBER 31,               DECEMBER 31,     MARCH 31,
                                                            1999            1998            1997            1996           1996
                                                       --------------- --------------- --------------- -------------- --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...............     $   13.48       $   13.06       $   11.92       $   11.17      $   10.00
                                                       --------------- --------------- --------------- -------------- --------------
INCOME FROM OPERATIONS:
  Net investment income ............................          0.44            0.47            0.36            0.10           0.25
  Net realized and unrealized gains (losses) on
    investments ....................................         (0.45)           0.84            1.83            0.98           1.40
                                                       --------------- --------------- --------------- -------------- --------------
  Total income (loss) from operations ..............         (0.01)           1.31            2.19            1.08           1.65
                                                       --------------- --------------- --------------- -------------- --------------

LESS DISTRIBUTIONS:
  From net investment income .......................         (0.44)          (0.47)          (0.36)          (0.15)         (0.19)
  From net realized gains on investment transactions         (0.43)          (0.42)          (0.69)          (0.18)         (0.29)
                                                       --------------- --------------- --------------- -------------- --------------
  Total distributions ..............................         (0.87)          (0.89)          (1.05)          (0.33)         (0.48)
                                                       --------------- --------------- --------------- -------------- --------------
  Net increase (decrease) ..........................         (0.88)           0.42            1.14            0.75           1.17
                                                       --------------- --------------- --------------- -------------- --------------

NET ASSET VALUE, END OF PERIOD .....................   $     12.60       $   13.48       $   13.06       $   11.92      $   11.17
                                                       =============== =============== =============== ============== ==============

TOTAL RETURN (A) ...................................       (0.11)%           10.06%          18.43%           9.72%         16.60%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........   $   143,012       $  95,974       $  59,694       $  24,419      $   4,761
  Ratio of expenses to average net assets (b) ......          0.82%           0.85%           0.93%           1.04%          1.01%
  Ratio of net investment income to average net
    assets (b) .....................................          3.71%           3.87%           3.72%           2.39%          2.99%
  Portfolio turnover ...............................         35.02%          33.74%         160.88%         158.15%        115.84%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT
  OR FEES PAID INDIRECTLY:
  Ratio of expenses to average net assets (b) ......           n/a            0.85%           0.94%           1.22%          3.71%
  Ratio of net investment income to average net
    assets (b) .....................................           n/a            3.87%           3.71%           2.21%          0.29%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM AMERICA/JNL HIGH YIELD BOND SERIES

Financial Highlights

                                                                                                        PERIOD FROM    PERIOD FROM
                                                                                                          APRIL 1,       MAY 15,
                                                                                                          1996 TO        1995* TO
                                                                  YEAR ENDED DECEMBER 31,               DECEMBER 31,    MARCH 31,
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- ------------------------------ --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ..............    $   10.89         $   11.48       $   10.67      $   10.23       $   10.00
                                                       --------------- --------------- --------------- -------------- --------------
INCOME FROM OPERATIONS:
  Net investment income ...........................         0.88              0.91            0.59           0.51            0.73
  Net realized and unrealized gains (losses) on
  investments .....................................        (0.76)           (0.47)            1.02           0.64            0.04
                                                        -------------- --------------- ------------ ----------------- --------------
  Total income from operations ....................         0.12             0.44             1.61           1.15            0.77
                                                        -------------- --------------- ------------ ----------------- --------------

LESS DISTRIBUTIONS:
  From net investment income ......................        (0.88)           (0.91)           (0.59)         (0.69)          (0.54)
  From net realized gains on investment transactions          --            (0.12)           (0.21)         (0.02)             --
                                                        -------------- --------------- -------------- --------------- --------------
  Total distributions .............................        (0.88)           (1.03)           (0.80)         (0.71)          (0.54)
                                                        -------------- --------------- -------------- --------------- --------------
  Net increase (decrease) .........................        (0.76)           (0.59)            0.81           0.44            0.23
                                                        -------------- --------------- -------------- --------------- --------------
NET ASSET VALUE, END OF PERIOD ....................     $  10.13         $  10.89       $    11.48      $   10.67       $   10.23
                                                        ============== =============== ============== =============== ==============
TOTAL RETURN (A) ..................................         1.09%            3.84%           15.05%         11.24%           7.82%

RATIOS AND SUPPLEMENTAL DATA: .....................
  Net assets, end of period (in thousands)              $147,023        $ 101,485      $    62,712      $  13,396       $   6,156
  Ratio of expenses to average net assets (b) .....         0.82%            0.83%            0.90%          0.88%           0.88%
  Ratio of net investment income to average net
  assets (b) ......................................         9.22%            8.62%            8.15%          8.64%           8.34%
  Portfolio turnover ..............................        61.03%          129.85%          189.25%        113.08%         186.21%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT
  OR FEES PAID INDIRECTLY:
  Ratio of expenses to average net assets (b) .....          n/a             0.83%            0.90%          1.21%           1.50%
  Ratio of net investment income to average net
  assets (b) ......................................          n/a             8.62%            8.15%          8.31%           7.72%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM AMERICA/JNL MONEY MARKET SERIES

Financial Highlights


                                                                                                        PERIOD FROM     PERIOD FROM
                                                                                                          APRIL 1,        MAY 15,
                                                                                                          1996 TO        1995* TO
                                                                  YEAR ENDED DECEMBER 31,               DECEMBER 31,     MARCH 31,
                                                            1999            1998            1997            1996           1996
                                                       --------------- --------------- --------------- -----------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ................  $        1.00   $        1.00     $      1.00     $      1.00   $     1.00
                                                       --------------- --------------- --------------- ------------- --------------
INCOME FROM OPERATIONS:
  Net investment income .............................           0.05            0.05            0.05            0.04         0.04
                                                       --------------- --------------- --------------- ------------- --------------

LESS DISTRIBUTIONS:
  From net investment income ........................          (0.05)          (0.05)          (0.05)          (0.04)       (0.04)
                                                       --------------- --------------- --------------- ------------- --------------
  Net increase ......................................             --              --              --              --           --
                                                       --------------- --------------- --------------- ------------- --------------

NET ASSET VALUE, END OF PERIOD ......................  $        1.00     $      1.00     $      1.00     $      1.00   $     1.00
                                                       =============== =============== =============== ============= ==============

TOTAL RETURN (A) ....................................           4.67%           4.99%           5.01%           3.61%        4.59%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..........  $     164,446     $    56,349    $     41,808    $     23,752   $    6,816
  Ratio of expenses to average net assets (b) .......           0.70%           0.74%           0.75%           0.75%        0.75%
  Ratio of net investment income to average net
  assets (b) ........................................           4.63%           4.87%           4.92%           4.75%        5.06%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT
  OR FEES PAID INDIRECTLY:
  Ratio of expenses to average net assets (b) .......            n/a            0.75%           0.76%           0.85%        1.30%
  Ratio of net investment income to average net
  assets (b) ........................................            n/a            4.86%           4.91%           4.65%        4.51%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

SALOMON BROTHERS/JNL GLOBAL BOND SERIES

Financial Highlights

                                                                                                        PERIOD FROM    PERIOD FROM
                                                                                                          APRIL 1,       MAY 15,
                                                                                                          1996 TO        1995* TO
                                                                  YEAR ENDED DECEMBER 31,               DECEMBER 31,    MARCH 31,
                                                            1999            1998            1997            1996           1996
                                                       --------------- --------------- --------------- -----------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ................  $   10.67        $     11.12      $   10.63       $   10.46      $   10.00
                                                       --------------- --------------- --------------- --------------- -------------
INCOME FROM OPERATIONS:
  Net investment income .............................       0.62               0.72           0.54            0.42           0.81
  Net realized and unrealized gains (losses) on
   investments and foreign currency
   related items ....................................      (0.42)             (0.45)          0.59            0.70           0.24
                                                       --------------- --------------- --------------- --------------- -------------
  Total income from operations ......................       0.20               0.27           1.13            1.12           1.05
                                                       --------------- --------------- --------------- --------------- -------------

LESS DISTRIBUTIONS:
  From net investment income ........................      (0.62)             (0.72)         (0.58)          (0.69)         (0.56)
  From net realized gains on investment transactions          --                 --          (0.05)          (0.26)         (0.03)
  Return of capital .................................         --                 --          (0.01)             --             --
                                                       --------------- --------------- --------------- --------------- -------------
  Total distributions ...............................      (0.62)             (0.72)         (0.64)          (0.95)         (0.59)
                                                       --------------- --------------- --------------- --------------- -------------
  Net increase (decrease) ...........................      (0.42)             (0.45)          0.49            0.17           0.46
                                                       --------------- --------------- --------------- --------------- -------------

NET ASSET VALUE, END OF PERIOD ......................  $   10.25        $     10.67     $    11.12      $    10.63      $   10.46
                                                       =============== =============== =============== =============== =============

TOTAL RETURN (A) ....................................       1.87%              2.46%         10.66%          10.68%         10.74%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..........  $  81,061        $    48,167     $   36,725      $   12,483      $   6,380
  Ratio of expenses to average net assets (b) (c) ...       0.95%              1.00%          1.01%           0.99%          1.00%
  Ratio of net investment income to average net .....
  assets (b) ........................................       7.22%              7.05%          6.83%           7.52%          9.01%
  Portfolio turnover ................................      98.01%            261.87%        134.55%         109.85%        152.89%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT
  OR FEES PAID INDIRECTLY:
  Ratio of expenses to average net assets (b) .......        n/a               1.01%          1.08%           1.44%          2.14%
  Ratio of net investment income to average net
  assets (b) ........................................        n/a               7.04%          6.76%           7.07%          7.87%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

Financial Highlights


                                                                                                       PERIOD FROM     PERIOD FROM
                                                                                                         APRIL 1,        MAY 15,
                                                                                                         1996 TO        1995* TO
                                                                  YEAR ENDED DECEMBER 31,              DECEMBER 31,     MARCH 31,
                                                            1999            1998            1997           1996           1996
                                                       --------------- --------------- ------------------------------ --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ...............   $    11.15      $     10.69     $     10.20     $    10.09     $     10.00
                                                       --------------- --------------- --------------- -------------- --------------
INCOME FROM OPERATIONS:
  Net investment income ............................         0.51             0.41            0.44           0.24            0.45
  Net realized and unrealized gains (losses) on
  investments ......................................        (0.79)            0.60            0.49           0.24            0.02
                                                       --------------- --------------- --------------- -------------- --------------
  Total income (loss) from operations ..............        (0.28)            1.01            0.93           0.48            0.47
                                                       --------------- --------------- --------------- -------------- --------------

LESS DISTRIBUTIONS:
  From net investment income .......................        (0.51)           (0.41)          (0.42)         (0.34)          (0.34)
  From net realized gains on investment transactions           --            (0.14)          (0.02)         (0.03)          (0.04
                                                       --------------- --------------- --------------- -------------- --------------
  Total distributions ..............................        (0.51)           (0.55)          (0.44)         (0.37)          (0.38)
                                                       --------------- --------------- --------------- -------------- --------------
  Net increase (decrease)                                   (0.79)            0.46            0.49           0.11            0.09
                                                       --------------- --------------- --------------- -------------- --------------

NET ASSET VALUE, END OF PERIOD .....................   $    10.36        $   11.15       $   10.69      $   10.20       $   10.09
                                                       =============== =============== =============== ============== ==============

TOTAL RETURN (A) ...................................        (2.50)%           9.40%           9.16%          4.82%           4.65%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .........   $  106,329        $  63,785       $  25,389      $   9,832       $   3,007
  Ratio of expenses to average net assets (b) ......         0.80%            1.28%           0.94%          0.84%           0.84%
  Ratio of net investment income to average net
  assets (b) .......................................         5.45%            5.33%           5.99%          5.72%           5.41%
  Portfolio turnover ...............................       122.72%          429.70%         378.59%        218.50%         253.37%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT
  OR FEES PAID INDIRECTLY:
  Ratio of expenses to average net assets (b) ......          n/a             1.29%           1.05%          1.37%           2.53%
  Ratio of net investment income to average net
  assets (b) .......................................          n/a             5.32%           5.88%          5.19%           3.72%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the years ended December 31, 1998 and 1997, the ratio of expenses to average net assets excluding non-operating expenses was 0.85% for each year.

T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

Financial Highlights


                                                                                                       PERIOD FROM     PERIOD FROM
                                                                                                         APRIL 1,        MAY 15,
                                                                                                         1996 TO         1995* TO
                                                                  YEAR ENDED DECEMBER 31,              DECEMBER 31,     MARCH 31,
                                                            1999            1998            1997           1996            1996
                                                       --------------- --------------- ------------------------------ --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ................. $    19.06         $  15.62        $  12.56       $  11.36        $  10.00
                                                       --------------- --------------- --------------- -------------- --------------
INCOME FROM OPERATIONS:
  Net investment income ..............................       0.03             0.05            0.06           0.03            0.07
  Net realized and unrealized gains on investments
   and foreign currency related items ................       4.12             4.29           3.64           1.81            2.68
                                                       --------------- --------------- --------------- -------------- --------------
  Total income from operations .......................       4.15             4.34           3.70           1.84            2.75
                                                       --------------- --------------- --------------- -------------- --------------

LESS DISTRIBUTIONS:
  From net investment income .........................      (0.03)           (0.06)          (0.03)         (0.04)          (0.06)
  From net realized gains on investment transactions .      (1.48)           (0.84)          (0.61)         (0.09)          (1.33)
  Return of capital ..................................         --               --              --          (0.51)             --
                                                       --------------- --------------- --------------- -------------- --------------
  Total distributions ................................      (1.51)           (0.90)          (0.64)         (0.64)          (1.39)
                                                       --------------- --------------- --------------- -------------- --------------
  Net increase .......................................       2.64             3.44            3.06           1.20            1.36
                                                       --------------- --------------- --------------- -------------- --------------

NET ASSET VALUE, END OF PERIOD ....................... $    21.70      $     19.06     $     15.62       $  12.56        $  11.36
                                                       =============== =============== =============== ============== ==============

TOTAL RETURN (A) .....................................      21.77%           27.78%          29.47%         16.12%          28.23%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ........... $  351,338      $   216,599     $   124,022       $ 32,291        $  8,772
  Ratio of expenses to average net assets (b) ........       0.93%            0.95%           0.98%          1.00%           1.00%
  Ratio of net investment income to average net
  assets (b) .........................................       0.16%            0.38%           0.43%           0.59%          0.75%
  Portfolio turnover .................................      61.45%           54.93%          47.06%          36.41%        101.13%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT
  OR FEES PAID INDIRECTLY:
  Ratio of expenses to average net assets (b) ........        n/a             0.95%           0.98%          1.11%           2.09%
  Ratio of net investment income (loss) to average
   net assets (b) ....................................        n/a             0.38%           0.43%          0.48%         (0.34)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

Financial Highlights


                                                                                                     PERIOD FROM    PERIOD FROM
                                                                                                       APRIL 1,       MAY 15,
                                                                                                       1996 TO        1995* TO
                                                                 YEAR ENDED DECEMBER 31,             DECEMBER 31,    MARCH 31,
                                                            1999           1998           1997           1996           1996
                                                       ---------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ................  $   13.62        $    12.09      $   12.08     $   11.25      $   10.00
                                                       ---------------  --------------  ------------  -------------  -------------
INCOME FROM OPERATIONS:
  Net investment income .............................       0.09              0.16          0.09           0.06           0.04
  Net realized and unrealized gains on
   investments and
   foreign currency related items ...................       4.28              1.58          0.23           0.90           1.21
                                                       ---------------  --------------  ------------  -------------  -------------
  Total income from operations ......................       4.37              1.74          0.32           0.96           1.25
                                                       ---------------  --------------  ------------  -------------  -------------

LESS DISTRIBUTIONS:
  From net investment income ........................      (0.16)            (0.19)        (0.08)         (0.12)            --
  From net realized gains on investment transactions       (0.14)            (0.02)        (0.23)         (0.01)            --
                                                       ---------------  --------------  ------------  -------------  -------------
  Total distributions ...............................      (1.20)            (0.21)        (0.31)         (0.13)            --
                                                       ---------------  --------------  ------------  -------------  -------------
  Net increase ......................................       3.17              1.53          0.01           0.83           1.25
                                                       ---------------  --------------  ------------  -------------  -------------

NET ASSET VALUE, END OF PERIOD ......................  $   16.79          $  13.62      $   12.09     $   12.08      $   11.25
                                                       ===============  ==============  ============  =============  =============

TOTAL RETURN (A) ....................................      32.11%            14.43%          2.65%         8.54%         12.50%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..........  $ 105,034         $  70,927      $  78,685      $  48,204      $  24,211
  Ratio of expenses to average net assets (b) .......       1.18%             1.23%          1.24%          1.25%          1.25%
  Ratio of net investment income to average net
  assets (b) ........................................       0.63%             0.88%          0.74%          1.09%          0.78%
  Portfolio turnover ................................      26.19%            16.39%         18.81%          5.93%         16.45%


RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT
  OR FEES PAID INDIRECTLY:
  Ratio of expenses to average net assets (b) .......        n/a              1.28%          1.32%          1.29%          2.14%
  Ratio of net investment income (loss) to average
   net assets (b) ...................................        n/a              0.83%          0.66%          1.05%         (0.11)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

Financial Highlights



                                                                                                       PERIOD FROM     PERIOD FROM
                                                                                                         APRIL 1,        MAY 15,
                                                                                                         1996 TO         1995* TO
                                                                  YEAR ENDED DECEMBER 31,              DECEMBER 31,     MARCH 31,
                                                            1999            1998           1997            1996            1996
                                                       --------------- ------------------------------ --------------- --------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD ................  $    20.43      $  17.37         $   14.89     $     13.43     $   10.00
                                                       --------------- ---------------- ------------- --------------- --------------
INCOME FROM OPERATIONS:
  Net investment income (loss) ......................       (0.05)        (0.07)            (0.03)          (0.05)         0.06
  Net realized and unrealized gains on
   investments and foreign currency
   related items ....................................        4.93          3.80              2.74            1.92          3.90
                                                       --------------- ---------------- ------------- --------------- --------------
  Total income from operations ......................        4.88          3.73              2.71            1.87          3.96
                                                       --------------- ---------------- ------------- --------------- --------------

LESS DISTRIBUTIONS:
  From net investment income ........................          --            --                --           (0.05)           --
  From net realized gains on investment transactions        (1.60)        (0.67)            (0.23)          (0.36)        (0.53)
                                                       --------------- ---------------- ------------- --------------- --------------
  Total distributions ...............................       (1.60)        (0.67)            (0.23)          (0.41)        (0.53)
                                                       --------------- ---------------- ------------- --------------- --------------
  Net increase ......................................        3.28          3.06              2.48            1.46          3.43
                                                       --------------- ---------------- ------------- --------------- --------------

NET ASSET VALUE, END OF PERIOD ......................  $    23.71      $  20.43         $   17.37     $     14.89     $   13.43
                                                       =============== ================ ============= =============== ==============

TOTAL RETURN (A) ....................................       24.01%        21.49%            18.21%          13.91%        40.06%

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..........  $  286,502      $189,636         $ 127,052     $    47,104     $  10,545
  Ratio of expenses to average net assets (b) .......        1.03%         1.04%             1.06%           1.10%         1.10%
  Ratio of net investment income (loss) to average
   net assets (b) ...................................       (0.28)%       (0.37)%           (0.26)%         (0.18)%        0.82%
  Portfolio turnover ................................       56.68%        50.92%            41.43%          25.05%        66.04%

RATIO INFORMATION ASSUMING NO EXPENSE REIMBURSEMENT
  OR FEES PAID INDIRECTLY:
  Ratio of expenses to average net assets (b) .......         n/a          1.04%             1.06%           1.14%         2.10%
  Ratio of net investment loss to average net assets          n/a         (0.37)%           (0.26)%         (0.22)%       (0.18)%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

                                   PROSPECTUS

                                   MAY 1, 2000

                                JNL SERIES TRUST

You can find more information about the Trust in:

         o The Trust's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated May 1, 2000, which contains further information about the Trust and the Series, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

         o The Trust's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Series' actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Series' performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling (800) 766-4683, or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8003.


You can also obtain information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) from the SEC's Internet site (http://www.sec.gov), by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section Washington, D.C. 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.


                                        The Trust's SEC file number is: 811-8894